                  As filed with the Securities and Exchange Commission on [date]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21079

                        AIP ALTERNATIVE STRATEGIES FUNDS
               (Exact name of registrant as specified in charter)

           701 WESTCHESTER AVENUE, SUITE 312W, WHITE PLAINS, NY 10604
               (Address of principal executive offices) (Zip code)

  MR. LEE SCHULTHEIS, 701 WESTCHESTER AVENUE, SUITE 312, WHITE PLAINS, NY 10604
                     (Name and address of agent for service)

                         1-877-LOW-BETA (1-877-569-2382)
               Registrant's telephone number, including area code

Date of fiscal year end: JULY 31

Date of reporting period: APRIL 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND
Schedule of Investments - April 30, 2006 (Unaudited)

                                                                                    SHARES OR
                                                                                    PRINCIPAL
                                                                                     AMOUNT          VALUE
                                                                                 --------------   -----------
COMMON STOCKS - 78.50.% +

AEROSPACE & DEFENSE - 0.70% +
Ace Aviation Holdings, Inc. (a)(c)                                                       19,324       534,065
Armor Holdings, Inc. (a)@                                                                 6,320       385,962
Herley Industries, Inc. (a)@                                                              1,000        21,180
Honeywell International, Inc. @                                                           3,001       127,543
Kaman Corp. @                                                                             8,500       206,550
Sequa Corp. (a)@                                                                          1,500       127,500
                                                                                                  -----------
                                                                                                    1,402,800
                                                                                                  -----------

AIR FREIGHT & LOGISTICS - 0.66% +
C.H. Robinson Worldwide, Inc. @                                                           8,100       359,235
FedEx Corp. @                                                                             3,870       445,553
UTI Worldwide, Inc. (c)                                                                  16,050       500,600
                                                                                                  -----------
                                                                                                    1,305,388
                                                                                                  -----------

AIR TRANSPORTATION - 0.33% +
World Air Holdings, Inc. (a)@                                                            71,020       647,702
                                                                                                  -----------

AIRLINES - 0.15% +
Hawaiian Holdings, Inc. (a)@                                                             83,590       305,939
                                                                                                  -----------

AUTO/TRUCK PARTS & EQUIPMENT - 0.09% +
Motor Industries Co., Ltd. (a)@                                                           2,500       170,225
                                                                                                  -----------

AUTOMOBILES & COMPONENTS - 0.57% +
Dana Corp. @                                                                            183,000       356,850
Fleetwood Enterprises, Inc. (a)@                                                         17,001       159,809
Intermet Corp. (a)@                                                                      12,439       210,343
Tata Motors, Ltd. ADR                                                                     8,300       172,059
Wagon (c)                                                                                48,516       230,026
                                                                                                  -----------
                                                                                                    1,129,087
                                                                                                  -----------

BANDS, ORCHESTRAS, ACTORS, AND OTHER ENTERTAINERS - 0.21% +
Hollywood Media Corp. (a)@                                                               87,632       411,870
                                                                                                  -----------

BEVERAGES - 0.53% +
Brown-Forman Corp. - Class B @                                                            4,750       353,875
Constellation Brands, Inc. - Class A (a)@                                                 6,880       169,936
Quilmes Indl Quinsa Societe ADR                                                           1,700        76,160
Vincor International, Inc. (c)                                                           14,000       453,540
                                                                                                  -----------
                                                                                                    1,053,511
                                                                                                  -----------

BIOTECHNOLOGY - 1.64% +
Celgene Corp. (a)@                                                                       13,000       548,080
Genentech, Inc. (a)@                                                                      3,350       267,029
Gentium SPA ADR (a)@                                                                      2,600        45,630
Gilead Sciences, Inc. (a)@                                                                6,150       353,625
Lab International, Inc. (a)(c)                                                           35,000        49,148
Ligand Pharmaceuticals, Inc. (a)@                                                         7,500        91,875
Onyx Pharmaceuticals, Inc. (a)@                                                          20,800       485,680
Qlt, Inc. (a)(c)                                                                         22,800       187,416
Serologicals Corp. (a)@                                                                   5,000       155,600
Serono S.A ADR                                                                           10,100       164,933

Speedel Holding AG (a)@                                                                   2,350       348,653
Techne Corp. (a)@                                                                         5,850       331,461
YM Biosciences, Inc. (a)(c)                                                              42,750       235,125
                                                                                                  -----------
                                                                                                    3,264,255
                                                                                                  -----------

BUILDING & HOUSING - 0.03% +
Sekisui House, Ltd. ADR                                                                   4,200        64,839
                                                                                                  -----------

BUILDING PRODUCTS - 0.27% +
Griffon Corp. (a)@                                                                        2,000        53,340
Pilkington (c)                                                                          100,000       296,783
Unison Co., Ltd. (c)                                                                     27,400       191,731
                                                                                                  -----------
                                                                                                      541,854
                                                                                                  -----------

BUSINESS SERVICES - 0.17% +
Arbinet Thexchange, Inc. (a)@                                                            38,814       333,800
                                                                                                  -----------

CAPITAL MARKETS - 1.41% +
Affiliated Managers Group, Inc. (a)@                                                      3,730       377,849
Ameriprise Financial, Inc. @                                                              1,000        49,040
BKF Capital Group, Inc. @                                                                 1,000         9,030
Deutsche Bank AG (c)                                                                      1,100       134,332
Franklin Resources, Inc. @                                                                4,670       434,870
Legg Mason, Inc. @                                                                        3,800       450,224
Nomura Holdings, Inc. ADR                                                                 6,300       142,884
Nuveen Investments, Inc. @                                                               12,550       603,906
SWS Group, Inc. @                                                                         7,000       191,730
TD Ameritrade Holding Corp. @                                                            22,000       408,320
                                                                                                  -----------
                                                                                                    2,802,185
                                                                                                  -----------

CASINOS & GAMING - 0.06% +
Ladbrokes Plc (a)@                                                                       15,294       116,996
                                                                                                  -----------

CHEMICALS - 1.85% +
Australian Biodiesel Group (a)@                                                         141,528       166,665
Biofuels Corp. Stock Swap (a)@                                                           71,100       257,364
Biopetrol Industries AG (a)@                                                              4,045       125,845
BOC Group Plc (c)                                                                        12,000       340,931
BOC Group Plc ADR                                                                         2,000       113,100
Bodisen Biotech, Inc. (a)@                                                                5,000        73,750
Ecolab, Inc. @                                                                           10,300       389,340
Engelhard Corp. @                                                                         5,000       192,050
Ferro Corp. @                                                                             5,000        96,400
Finetec Co. (c)                                                                          21,090       268,321
Great Lakes Carbon Income Fund (c)                                                       34,400       317,217
GTL Resources (a)(c)                                                                  1,450,000        97,834
Hercules, Inc. (a)@                                                                       8,000       113,680
Huntsman Corp. (a)@                                                                       1,000        19,650
MacDermid, Inc. @                                                                           500        17,150
Methanex Corp. (c)                                                                        9,800       216,776
Rain Calcining (a)(c)                                                                   152,700       143,177
Sensient Technologies Corp. @                                                             4,000        82,200
Toray Industries, Inc. (c)                                                               23,000       215,527
Tronox, Inc. @                                                                              100         1,740
Wachker Chemie AG (a)@                                                                    3,235       427,190
                                                                                                  -----------
                                                                                                    3,675,907
                                                                                                  -----------

COAL - 0.13% +
James River Coal Co. (a)@                                                                 6,000       210,900
Lexington Coal (a)@                                                                     111,596        40,175
                                                                                                  -----------
                                                                                                      251,075
                                                                                                  -----------

COLD-ROLLED STEEL SHEET, STRIP, AND BARS - 0.10% +
Arcelor S.A. ADR                                                                          4,900       202,143
                                                                                                  -----------

COMMERCIAL BANKS - 1.20% +
Allied Irish Banks Plc ADR                                                                2,100       100,632
Bank of America Corp. @                                                                   8,350       416,832
Barclays Plc ADR                                                                          4,600       229,310
Danske Bank A/S ADR                                                                       1,600        31,779
HSBC Holdings Plc ADR                                                                     3,400       294,712
National Australia Bank Ltd. ADR                                                          2,100       299,880
North Fork Bancorporation, Inc. @                                                         1,000        30,130
PNC Financial Services Group @                                                            7,030       502,434
Sumitomo Trust & Banking Ltd. ADR (a)                                                    14,600       154,950
UCBH Holdings, Inc. @                                                                     8,545       151,161
Woori Finance Holdings ADR                                                                2,700       183,600
                                                                                                  -----------
                                                                                                    2,395,420
                                                                                                  -----------

COMMERCIAL SERVICES & SUPPLIES - 2.35% +
Corrections Corp. of America (a)@                                                        10,900       489,192
Education Management Corp. (a)@                                                           7,000       297,220
Equifax, Inc. @                                                                          11,300       435,502
Fuel-tech N.V. (a)(c)                                                                    10,400       165,464
H&R Block, Inc. @                                                                         1,000        22,830
ITT Educational Services, Inc. (a)@                                                       8,650       549,708
Jackson Hewitt Tax Service, Inc. @                                                        6,460       193,025
John H. Harland Co. @                                                                     6,260       259,477
Manpower, Inc. @                                                                          8,130       529,670
School Specialty, Inc. (a)@                                                               1,000        36,370
Stericycle, Inc. (a)@                                                                     6,200       408,208
Teamstaff, Inc. (a)@                                                                    186,892       321,454
TRM Corp. (a)@                                                                           96,878       742,085
Watson Wyatt & Co., Holdings @                                                            6,760       222,877
                                                                                                  -----------
                                                                                                    4,673,082
                                                                                                  -----------

COMMUNICATION SOFTWARE - 0.07% +
Kornic Systems (a)(c)                                                                    30,900       139,889
                                                                                                  -----------

COMMUNICATIONS EQUIPMENT - 1.58% +
ADC Telecommunications (a)@                                                              17,200       385,108
Adtran, Inc. @                                                                           12,750       320,535
Alcatel S.A. ADR                                                                         14,530       209,523
Belden CDT, Inc. @                                                                        1,000        31,300
C-COR, Inc. (a)@                                                                         42,650       348,877
Comverse Technology, Inc. (a)@                                                            9,790       221,743
Corning, Inc. (a)@                                                                       21,150       584,374
FalconStor Software, Inc. (a)@                                                            4,000        30,040
Harris Corp. @                                                                            9,580       446,141
Lucent Technologies, Inc. (a)@                                                           12,000        33,480
Nokia OYJ ADR                                                                             5,100       115,566
Tandberg Televisjo (a)(c)                                                                12,800       257,445
Telefonaktiebolaget LM Ericsson ADR (a)                                                   4,600       163,162
                                                                                                  -----------
                                                                                                    3,147,294
                                                                                                  -----------

COMPUTER PROGRAMMING SERVICES - 0.04% +
Wipro Ltd. ADR                                                                            5,000        71,450
                                                                                                  -----------

COMPUTER RELATED SERVICES - 0.05% +
Sierra Wireless, Inc. (a)(c)                                                              5,200        93,652
                                                                                                  -----------

COMPUTER STORAGE DEVICES - 0.16% +

Xyratex Ltd. (a)(c)                                                                      10,610       317,345
                                                                                                  -----------

COMPUTERS & PERIPHERALS - 0.87% +
Adaptec, Inc. (a)@                                                                       47,000       259,910
Freesat, Inc. (a)(c)                                                                     74,969       373,573
Hewlett-Packard Co. @                                                                     9,300       301,971
International Business Machines Corp. @                                                   3,050       251,137
King Slide Works Co., Ltd (a)@                                                            7,000        41,466
Maxtor Corp. (a)@                                                                         1,000         9,680
Western Digital Corp. (a)@                                                               23,550       495,492
                                                                                                  -----------
                                                                                                    1,733,229
                                                                                                  -----------

CONSTRUCTION & ENGINEERING - 0.49% +
Foster Wheeler Ltd. (a)(c)                                                                9,793       436,376
MasTec, Inc. (a)@                                                                        43,286       533,716
                                                                                                  -----------
                                                                                                      970,092
                                                                                                  -----------

CONSTRUCTION MATERIALS - 0.99% +
CRH Plc ADR                                                                               6,100       223,992
Eagle Materials, Inc. @                                                                   5,250       347,813
Florida Rock Industries, Inc. @                                                           9,050       564,448
Hanson Plc ADR                                                                            2,800       186,452
Lafarge North America, Inc. @                                                             7,500       639,750
                                                                                                  -----------
                                                                                                    1,962,455
                                                                                                  -----------

CONSULTING SERVICES - 0.74% +
Washington Group International, Inc. @                                                   26,393     1,467,715
                                                                                                  -----------

CONSUMER FINANCE - 0.33% +
American Express Co. @                                                                    3,500       188,335
Nelnet, Inc. (a)@                                                                        10,150       394,835
ORIX Corp. ADR (a)                                                                          500        75,750
                                                                                                  -----------
                                                                                                      658,920
                                                                                                  -----------

CONTAINERS & PACKAGING - 0.25% +
Longview Fibre Co. @                                                                      1,000        26,060
Packaging Dynamics Corp. @                                                               10,000       138,300
Temple-Inland, Inc. @                                                                     7,381       342,774
                                                                                                  -----------
                                                                                                      507,134
                                                                                                  -----------

DISTRIBUTORS - 0.03% +
Grand Toys International Ltd. Hong Kong ADR (a)                                          38,701        64,244
                                                                                                  -----------

DIVERSIFIED FINANCIAL SERVICES - 0.48% +
Chicago Mercantile Exchange Holdings, Inc. @                                              1,350       618,300
Encore Capital Group, Inc. (a)@                                                           9,336       137,893
GATX Corp. @                                                                              1,000        46,800
ING Groep N.V. ADR                                                                        3,900       158,262
                                                                                                  -----------
                                                                                                      961,255
                                                                                                  -----------

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.71% +
AT&T, Inc. @                                                                             20,130       527,607
Compania Anonima Nacionl Telephone ADR                                                    3,600        73,332
IDT Corp. (a)@                                                                           37,918       420,890
Portugal Telecom SGPS S.A. (c)                                                           16,000       203,674
Sprint Corp. @                                                                           16,000       396,800
Telefonos de Mexico SA de CV ADR                                                         10,500       230,895
Telekom Austria AG ADR                                                                    1,600        78,224
Verizon Communications, Inc. @                                                           44,429     1,467,490
                                                                                                  -----------
                                                                                                    3,398,912
                                                                                                  -----------

ELECTRIC UTILITIES - 0.49% +
Cia Energetica de Minas Gerais ADR                                                        2,200       104,258
DPL, Inc. @                                                                               2,000        54,340

Duquesne Light Holdings, Inc. @                                                           6,000       101,820
Endesa S.A. (c)                                                                           3,000        99,616
Endesa S.A. ADR                                                                          12,000       395,400
Korea Electric Power Corp. ADR                                                            6,300       143,640
NSTAR @                                                                                   3,000        82,950
Suez (a)(c)                                                                               3,200            40
                                                                                                  -----------
                                                                                                      982,064
                                                                                                  -----------

ELECTRIC, GAS, AND SANITARY SERVICES - 0.07% +
CLP Holdings Ltd. ADR                                                                    25,100       146,320
                                                                                                  -----------

ELECTRICAL APPARATUS EQUIPMENT AND WIRING SUPPLIES, - 0.65% +
Smith & Wesson Holding Corp. (a)@                                                       201,181     1,285,547
                                                                                                  -----------

ELECTRICAL EQUIPMENT - 1.16% +
Conergy AG (c)                                                                            1,110       252,489
Cooper Industries Ltd. (c)                                                                3,000       274,350
Emerson Electric Co. @                                                                    4,140       351,693
Miranda Technologies, Inc. (a)(c)                                                        17,854       297,021
NEOMAX Co., Ltd. (c)                                                                        200         5,744
S.L. Industries, Inc. (a)@                                                                2,000        34,600
SNU Precision Co., Ltd. (a)@                                                              6,880       296,879
Thomas & Betts Corp. (a)@                                                                 9,110       518,814
Ushio, Inc. (c)                                                                          12,400       285,865
                                                                                                  -----------
                                                                                                    2,317,455
                                                                                                  -----------

ELECTRONIC CAPACITORS - 0.08% +
Kyocera Corp. ADR                                                                         1,600       150,208
                                                                                                  -----------

ELECTRONIC CONNECTORS - 0.20% +
Tyco International Ltd. (c)                                                              15,000       395,250
                                                                                                  -----------

ELECTRONIC & INSTRUMENTS - 1.35% +
Agilent Technologies, Inc. (a)@                                                           1,400        53,788
Barco N.V. (c)                                                                            4,711       465,965
Electronic Control Sec, Inc. (a)@                                                       348,524       296,246
Excel Technology, Inc. (a)@                                                              10,000       295,700
GSI Group, Inc. (a)(c)                                                                   13,136       131,491
Itron, Inc. (a)@                                                                          4,840       324,522
National Instruments Corp. @                                                             11,900       376,873
Optimal Group, Inc. (a)@                                                                  6,500       100,035
Taser International, Inc. (a)@                                                           60,300       645,210
                                                                                                  -----------
                                                                                                    2,689,830
                                                                                                  -----------

ENERGY - 0.12% +
Wevel-Sl Energy Systems (a)@                                                             34,000       240,537
                                                                                                  -----------

ENERGY EQUIPMENT & SERVICES - 0.37% +
Nabors Industries Ltd. (a)(c)                                                             2,200        82,126
Precision Drilling Trust (c)                                                              4,200       149,268
Tenaris S.A. ADR                                                                          2,000        91,800
Transocean, Inc. (a)(c)                                                                   5,000       405,350
                                                                                                  -----------
                                                                                                      728,544
                                                                                                  -----------

FIRE, MARINE, AND CASUALTY INSURANCE - 0.08% +
Millea Holdings, Inc. ADR (a)                                                             1,600       160,304
                                                                                                  -----------

FOOD & STAPLES RETAILING - 0.73% +
Albertson's, Inc. @                                                                      12,000       303,960
BJ's Wholesale Club, Inc. (a)@                                                              500        15,310
Etablissements Delhaize Freres ADR                                                        3,100       222,983

The Kroger Co. (a)@                                                                      17,060       345,636
The Topps Co., Inc. @                                                                    15,000       132,150
Whole Foods Market, Inc. @                                                                7,000       429,660
                                                                                                  -----------
                                                                                                    1,449,699
                                                                                                  -----------

FOOD PRODUCTS - 2.69% +
Cadbury Schweppes Plc ADR                                                                 2,000        79,920
Campbell Soup Co. @                                                                       2,000        64,280
Chiquita Brands International, Inc. @                                                    27,109       439,708
Golden Hope Plants (c)                                                                  157,000       191,432
H.J. Heinz Co. @                                                                          4,000       166,040
Hain Celestial Group, Inc. (a)@                                                          11,100       298,590
Hershey Foods Corp. @                                                                     7,950       424,053
Imperial Sugar Co. @                                                                     34,285     1,171,518
Interstate Bakeries (a)@                                                                187,000     1,645,600
Pilgrim's Pride Corp. @                                                                  32,082       838,303
Tootsie Roll Industries, Inc. @                                                           1,000        29,250
                                                                                                  -----------
                                                                                                    5,348,694
                                                                                                  -----------

FROZEN SPECIALTIES - 0.18% +
Groupe Danone ADR                                                                        13,400       353,760
                                                                                                  -----------

GAS UTILITIES - 0.30% +
KeySpan Corp. @                                                                          15,000       605,700
                                                                                                  -----------

HEALTH CARE EQUIPMENT & SUPPLIES - 3.04% +
Arthrocare Corp. (a)@                                                                     7,720       349,948
Beckman Coulter, Inc. @                                                                   8,000       410,880
Becton, Dickinson & Co. @                                                                 5,827       367,334
Biomet, Inc. @                                                                            1,500        55,770
BioVeris Corp. (a)@                                                                      46,000       169,740
Conmed Corp. (a)@                                                                         1,500        32,715
Cyberonics, Inc. (a)@                                                                     3,560        82,556
Dade Behring Holdings, Inc. @                                                            21,000       819,000
Diagnostic Products Corp. @                                                               4,000       232,000
DJ Orthopedics, Inc. (a)@                                                                 1,000        39,760
Edwards Lifesciences Corp. (a)@                                                           7,235       321,524
Fisher Scientific International (a)@                                                      4,840       341,462
Hillenbrand Industries, Inc. @                                                            1,000        51,360
Hospira, Inc. (a)@                                                                       12,300       474,165
ICU Medical, Inc. (a)@                                                                    7,770       320,046
Idexx Laboratories, Inc. (a)@                                                             4,700       391,087
Kensey Nash Corp. (a)@                                                                    2,000        60,340
Osteotech, Inc. (a)@                                                                      1,000         4,480
Photomedex, Inc. (a)@                                                                   389,714       759,903
Resmed, Inc. (a)@                                                                        10,600       457,390
Sybron Dental Specialties, Inc. (a)@                                                      6,500       305,760
                                                                                                  -----------
                                                                                                    6,047,220
                                                                                                  -----------

HEALTH CARE PROVIDERS & SERVICES - 2.83% +
Alderwoods Group, Inc. (a)@                                                               5,000        95,300
Andrx Corp. (a)@                                                                         10,000       233,100
Cerner Corp. (a)@                                                                         9,950       394,517
Covance, Inc. (a)@                                                                        9,650       563,078
DaVita, Inc. (a)@                                                                         9,650       542,909
Express Scripts, Inc. (a)@                                                                3,900       304,746
IMS Health, Inc. @                                                                        7,000       190,260
Isoft Group @                                                                            63,000       134,989
Kindred Healthcare, Inc. (a)@                                                            14,768       358,272
Magellan Health Services, Inc. (a)@                                                       7,624       309,916

Pharmaceutical Product Development, Inc. @                                               16,400       588,268
Psychiatric Solutions, Inc. (a)@                                                         11,040       364,982
SFBC International, Inc. (a)@                                                            26,750       624,612
Sierra Health Services, Inc. (a)@                                                        14,750       578,347
Ventiv Health, Inc. (a)@                                                                    100         3,004
Wellpoint, Inc. (a)@                                                                      4,970       352,870
                                                                                                  -----------
                                                                                                    5,639,170
                                                                                                  -----------

HEALTH CARE TECHNOLOGY - 0.16% +
Opto Circuits Industries (c)                                                             28,200       314,534
                                                                                                  -----------

HOSPITAL AND MEDICAL SERVICE PLANS - 0.07% +
Axis Capital Holdings Ltd. (c)                                                            4,800       143,136
                                                                                                  -----------

HOTELS AND MOTELS - 0.07% +
Sunstone Hotel Investment, Inc. @                                                         4,800       137,952
                                                                                                  -----------

HOTELS RESTAURANTS & LEISURE - 3.78% +
Aztar Corp. (a)@                                                                          5,000       237,500
Bally Total Fitness Holding Corp. (a)@                                                    9,750        87,945
Choice Hotels International, Inc. @                                                      12,750       682,507
Churchill Downs, Inc. @                                                                   6,000       226,980
Darden Restaurants, Inc. @                                                               10,050       397,980
Dover Motorsports, Inc. @                                                                17,000       102,680
Fairmont Hotels & Resorts, Inc. (c)                                                       8,000       359,440
GTECH Holdings Corp. @                                                                    6,500       222,040
Jack in the Box, Inc. (a)@                                                                8,440       352,792
Kerzner International Ltd. (a)@                                                             500        39,070
Krispy Kreme Doughnuts, Inc. (a)@                                                       194,537     1,661,346
Lone Star Steakhouse & Saloon                                                            18,900       515,214
McDonald's Corp.                                                                            100         3,457
Navigant International, Inc. (a)                                                         57,000       937,080
Panera Bread Co. (a)                                                                      5,250       389,445
Penn National Gaming, Inc. (a)                                                            9,930       404,350
Starbucks Corp. (a)                                                                      10,400       387,608
Starwood Hotels & Resorts Worldwide                                                       2,700       154,926
Vail Resorts, Inc. (a)                                                                    9,700       364,720
                                                                                                  -----------
                                                                                                    7,527,080
                                                                                                  -----------

HOUSEHOLD DURABLES - 1.08% +
The Black & Decker Corp.                                                                  3,130       292,999
Koninklijke Philips Electronics N.V. ADR                                                  4,300       148,264
Libbey, Inc.                                                                             32,400       445,176
Matsushita Electric Industrial Co., Ltd. ADR                                              8,500       205,785
Tarragon Corp.                                                                           47,364       848,763
Topfield Co., Ltd. (c)                                                                   22,800       203,537
Whirlpool Corp. @                                                                             2           180
                                                                                                  -----------
                                                                                                    2,144,704
                                                                                                  -----------

HOUSEHOLD PRODUCTS - 0.27% +
Colgate-Palmolive Co.                                                                     9,150       540,948
                                                                                                  -----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.69% +
International Power Plc ADR                                                               1,000        55,090
Mirant Corp. (a)                                                                         53,321     1,309,564
                                                                                                  -----------
                                                                                                    1,364,654
                                                                                                  -----------

INDUSTRIAL AUTOMATION - 0.20% +
Evs Broadcast Equipment S.A. (a)                                                          7,400       399,389
                                                                                                  -----------

INDUSTRIAL CONGLOMERATES - 0.04% +
Tomkins Plc ADR                                                                           3,200        79,456
                                                                                                  -----------

INFORMATION RETRIEVAL SERVICES - 0.10% +
Nutri Systems, Inc. (a)                                                                   3,010       204,259
                                                                                                  -----------

INSURANCE - 1.47% +
CNA Surety Corp. (a)                                                                      2,500        44,975
Conseco, Inc. (a)                                                                         5,432       137,158
Converium Holdings AG ADR (a)                                                            17,600       112,464
Fairfax Finanial Holdings Ltd. (c)                                                        1,400       170,044
Hartford Financial Services Group, Inc.                                                   5,000       459,650
Loews Corp.                                                                              13,000       839,086
Penn Treaty American Corp. (a)                                                           83,900       682,946
WR Berkley Corp.                                                                         12,757       477,367
                                                                                                  -----------
                                                                                                    2,923,690
                                                                                                  -----------

INTERNET & CATALOG RETAIL - 0.18% +
Priceline.com, Inc. (a)                                                                  14,820       362,201
                                                                                                  -----------

INTERNET SOFTWARE & SERVICES - 0.07% +
Matrixone, Inc. (a)                                                                         500         3,605
Netease.com ADR (a)                                                                       6,700       145,256
                                                                                                  -----------
                                                                                                      148,861
                                                                                                  -----------

IT SERVICES - 0.71% +
Anteon International Corp. (a)                                                            7,000       382,550
Cognizant Technology Solutions Corp. (a)                                                  9,150       582,031
Computer Sciences Corp. (a)                                                               1,500        87,825
First Data Corp. @                                                                            1            48
iPayment, Inc. (a)                                                                          500        21,625
Paychex, Inc.                                                                             8,290       334,833
                                                                                                  -----------
                                                                                                    1,408,912
                                                                                                  -----------

LAND SUBDIVIDERS AND DEVELOPERS, - 0.04% +
MI Developments, Inc. (c)                                                                 2,500        87,050
                                                                                                  -----------

LEISURE EQUIPMENT & PRODUCTS - 0.20% +
SCP Pool Corp.                                                                            8,550       399,456
                                                                                                  -----------

MACHINERY - 2.33% +
Eaton Corp.                                                                               3,160       242,214
Flowserve Corp. (a)                                                                       2,000       115,040
Gardner Denver, Inc. (a)                                                                  3,740       278,742
ITT Industries, Inc.                                                                      3,000       168,690
Joy Global, Inc.                                                                         10,150       666,754
Kennametal, Inc.                                                                          5,020       310,487
Kubota Corp. ADR (a)                                                                      3,200       182,432
Metso Corp. ADR                                                                           8,000       318,240
Oshkosh Truck Corp.                                                                      14,960       915,552
Stewart & Stevenson Services                                                             12,000       420,840
Thermadyne Holdings Corp. (a)                                                            40,040       696,696
TSM Tech Co. (c)                                                                         13,231       267,229
Watts Water Technologies, Inc.                                                            1,500        51,315
                                                                                                  -----------
                                                                                                    4,634,231
                                                                                                  -----------

MALT BEVERAGES - 0.10% +
Heineken N.V. ADR                                                                         9,800       198,192
                                                                                                  -----------

MEDIA - 1.88% +
Cablevision Systems Corp. (a)                                                            19,000       385,130

CBS Corp.                                                                                 5,000       127,300
Crown Media Holdings, Inc. (a)                                                            7,000        27,440
Dow Jones & Co., Inc. @                                                                   3,500       129,395
EchoStar Communications Corp. (a)@                                                        4,000       123,600
Fisher Communications, Inc. (a)                                                           2,500       108,225
Genius Products, Inc. (a)                                                                70,200       135,486
Grupo Televisa S.A. ADR                                                                  18,920       401,104
Knight-Ridder, Inc.                                                                       2,000       124,000
Lin TV Corp. (a)                                                                          7,000        61,880
McClatchy Co.                                                                             1,500        67,800
Media General, Inc.                                                                       1,000        41,080
Meredith Corp.                                                                            3,260       161,696
NTL, Inc. (a)@                                                                           24,072       661,499
Panamsat Holding Corp.                                                                   10,000       248,500
Paxson Communications Corp. (a)                                                           9,500         8,265
Salem Communications Corp. (a)                                                            1,000        15,280
Shaw Communications, Inc. ADR                                                             1,000        26,940
Thomas Nelson, Inc.                                                                       5,000       147,750
Triple Crown Media, Inc. (a)                                                                500         2,680
Univision Communications, Inc. (a)                                                        3,000       107,070
Viacom, Inc. (a)                                                                          3,000       119,460
VNU N.V. (c)                                                                             14,000       480,596
Young Broadcasting, Inc. (a)                                                             10,000        32,800
                                                                                                  -----------
                                                                                                    3,744,976
                                                                                                  -----------

MEDICAL DRUGS - 0.29% +
Dabur Pharma Ltd. (a)                                                                   166,244       224,744
Ilsung Pharm (c)                                                                          2,600       175,042
Venus Remedies Ltd. (a)                                                                  20,900       187,960
                                                                                                  -----------
                                                                                                      587,746
                                                                                                  -----------

MEDICINAL CHEMICALS AND BOTANICAL PRODUCTS - 0.05% +
Novo-Nordisk A/S ADR                                                                      1,600       102,960
                                                                                                  -----------

METALS & MINING - 6.54% +
Aleris International, Inc. (a)                                                            3,901       180,421
Algoma Steel, Inc. (c)                                                                   92,759     2,644,559
Allegheny Technologies, Inc.                                                              6,700       464,578
Anglo American Plc ADR                                                                    7,500       161,625
Barrick Gold Corp. (c)                                                                   13,771       419,740
BHP Billiton Plc ADR                                                                      3,400       142,630
Breakwater Resources Ltd. (a)                                                           130,000       166,272
CBH Resources Ltd. (c)                                                                  450,000       148,721
Cia de Minas Buenaventura S.A. ADR                                                        2,800        85,092
Consol Energy, Inc.                                                                       7,600       647,216
Corus Group Plc ADR                                                                       4,600        71,300
Falconbridge Ltd. (c)                                                                     3,000       119,580
Goldcorp, Inc. (c)                                                                        2,300        80,776
Grupo Mexico S.A. de CV (c)                                                             575,000     2,014,253
Haynes International, Inc. (a)                                                           13,615       449,295
Ipsco, Inc. (c)                                                                           1,800       185,724
Labrador Iron Ore Royality FD (c)                                                        14,200       377,845
Major Drilling Group International, Inc. (a)(c)                                          14,700       335,271
Massey Energy Co. @                                                                       3,000       115,950
Monnet Ispat (c)                                                                         49,700       308,550
Ormet Corp. (a)                                                                           2,993       508,886
Peabody Energy Corp.                                                                     16,700     1,066,462
Seah Steel (c)                                                                            6,600       210,623
Silver Wheaton Corp. (a)                                                                 38,900       437,236

United States Steel Corp.                                                                16,325     1,118,263
WHX Corp. (a)                                                                             5,000        51,750
Zinifex Ltd. (a)                                                                         65,500       515,055
                                                                                                  -----------
                                                                                                   13,027,673
                                                                                                  -----------

MULTILINE RETAIL - 1.33% +
Dillard's, Inc.                                                                          10,110       263,669
JC Penney Holding Co., Inc.                                                               6,790       444,473
Nordstrom, Inc.                                                                          12,950       496,374
Sears Holdings Corp. (a)                                                                 10,113     1,453,137
                                                                                                  -----------
                                                                                                    2,657,653
                                                                                                  -----------

MULTI-UTILITIES & UNREGULATED POWER - 0.24% +
MDU Resources Group, Inc.                                                                 8,310       305,392
Suez S.A. ADR                                                                             4,700       179,211
                                                                                                  -----------
                                                                                                      484,603
                                                                                                  -----------

OIL & GAS - 2.73% +
Canadian Superior Energy, Inc. (a)(c)                                                    99,858       226,678
ChevronTexaco Corp.                                                                       2,500       152,550
ConocoPhillips                                                                            2,164       144,772
ENI SPA ADR                                                                               1,750       107,117
International Coal Group, Inc. (a)                                                      210,449     2,167,625
Nordic American Tanker Shipping (c)                                                       2,500        83,500
Occidental Petroleum Corp.                                                                  500        51,370
Petroleum Development Corp. (a)                                                          19,581       783,436
Remington Oil & Gas Corp. (a)                                                             3,000       130,830
Southwestern Energy Co. (a)                                                              11,400       410,628
TOP Tankers, Inc. (c)                                                                    13,500       101,115
Ultra Petroleum Corp. (a)(c)                                                              8,650       553,254
XTO Energy, Inc.                                                                         12,100       512,435
                                                                                                  -----------
                                                                                                    5,425,310
                                                                                                  -----------

PAPER & FOREST PRODUCTS - 0.18% +
Louisiana-Pacific Corp.                                                                  13,257       365,628
                                                                                                  -----------

PHARMACEUTICALS - 2.62% +
Allergan, Inc.                                                                            3,868       397,321
Aspreva Pharmaceuticals Corp. (a)(c)                                                     17,100       581,400
AstraZeneca Plc ADR                                                                       9,400       518,222
Avanir Pharmaceuticals (a)                                                                8,200        96,924
Barr Pharmaceuticals, Inc. (a)                                                            3,420       207,081
Bradley Pharmaceuticals, Inc. (a)                                                         9,000       133,560
Chugai Pharmaceutical Co., Ltd. (c)                                                       9,300       201,330
Dr Reddy's Laboratories Ltd. ADR                                                          4,440       143,900
GlaxoSmithKline Plc ADR                                                                   4,200       238,896
Johnson & Johnson                                                                         6,760       396,204
Merck & Co., Inc.                                                                         7,521       258,873
NitroMed, Inc. (a)                                                                       45,900       383,265
Novartis AG ADR                                                                           5,100       293,301
Roche Holdings AG (c)                                                                     2,460       378,263
Schering AG ADR                                                                           4,000       429,200
Strides Arcolab (c)                                                                      11,400        78,810
Teva Pharmaceutical Industries, Ltd. ADR                                                 11,828       479,034
                                                                                                  -----------
                                                                                                    5,215,584
                                                                                                  -----------

POULTRY SLAUGHTERING AND PROCESSING - 0.39% +
Gold Kist, Inc. (a)                                                                      58,037       777,115
                                                                                                  -----------

PREPACKAGED SOFTWARE - 0.55% +
Amicas, Inc. (a)                                                                        217,854       993,414
Cryptologic, Inc. (c)                                                                     4,000       101,840
                                                                                                  -----------
                                                                                                    1,095,254
                                                                                                  -----------

REAL ESTATE - 5.25% +
Affordable Residential Communities @                                                        100           918
AMB Property Corp.                                                                        5,300       264,947
Arbor Realty Trust, Inc.                                                                 17,700       458,430
Arden Realty, Inc.                                                                       13,500       612,090
AvalonBay Communities, Inc.                                                               7,000       753,900
Capital Trust, Inc.                                                                       4,600       143,060
CarrAmerica Realty Corp.                                                                  2,000        89,520
CBL & Associates Properties, Inc.                                                         3,100       123,969
Columbia Equity Trust, Inc.                                                               3,500        56,735
Commercial Net Lease Realty                                                              12,700       267,335
Corporate Office Properties Trust                                                        16,500       684,750
Eastgroup Properties                                                                      2,300       102,741
Equity Residential                                                                        3,200       143,584
FelCor Lodging Trust, Inc.                                                               23,460       507,909
First Potomac Realty Trust                                                                2,400        66,216
General Growth Properties, Inc. @                                                        18,100       849,795
Getty Realty Corp.                                                                        4,900       135,436
Gladstone Coml Corp.                                                                      3,600        71,460
Hanover Cap Mortgage Holdings, Inc.                                                       2,900        17,284
Highland Hospitality Corp.                                                               13,600       175,440
Host Marriott Corp.                                                                      19,700       414,094
Innkeepers USA Trust                                                                      7,900       126,558
Kilroy Realty Corp.                                                                       2,000       142,640
LaSalle Hotel Properties                                                                  8,000       349,840
LTC Properties, Inc.                                                                     12,300       269,862
Meristar Hospitality Corp. (a)                                                           15,000       156,600
MHI Hospitality Corp.                                                                    15,700       141,928
Mid-America Apartment Communities, Inc.                                                   2,700       143,100
New Century Financial Corp. @                                                                 1            51
New Plan Excel Realty Trust                                                               2,800        69,020
Northstar Realty Financial Corp.                                                         12,500       140,125
Plum Creek Timber Co., Inc.                                                               1,900        68,970
Post Properties, Inc.                                                                     3,200       139,808
Prologis                                                                                  2,700       135,594
PS Business Parks, Inc.                                                                  10,500       545,475
Rayonier, Inc.                                                                           11,950       491,862
Reckson Associates Realty Corp.                                                           1,700        69,156
Senior Housing Properties Trust                                                           7,600       130,492
Simon Property Group, Inc.                                                                1,700       139,196
Sizeler Property Investors                                                               29,000       416,440
Strategic Hotel Cap, Inc.                                                                 6,300       142,884
Supertel Hospitality, Inc.                                                                  300         1,608
Tanger Factory Outlet Centers                                                             4,200       137,676
Trizec Properties, Inc.                                                                  16,800       420,336
Windrose Medical Properties Trust                                                         9,300       140,244
                                                                                                  -----------
                                                                                                   10,459,078
                                                                                                  -----------
REAL ESTATE AGENTS AND MANAGERS - 0.34% +
CB Richard Ellis Group, Inc. (a)                                                          7,600       667,964
                                                                                                  -----------

REAL ESTATE INVESTMENT TRUSTS - 0.54% +
American Campus Communities, Inc.                                                        11,700       282,555
American Land Lease, Inc.                                                                 5,300       140,185
Equity Lifestyle Properties, Inc.                                                         3,200       140,768
Global Signal, Inc.                                                                       8,850       439,845
Spirit Financial Corp.                                                                    5,700        66,120
                                                                                                  -----------
                                                                                                    1,069,473
                                                                                                  -----------

ROAD & RAIL - 0.22% +
Burlington Northern Santa Fe Corp.                                                        5,490       436,620
                                                                                                  -----------

SEARCH, DETECTION, NAVIGATION, GUIDANCE, AERONAUTICAL, AND NAUTICAL - 0.09% +
Novatel, Inc. (a)(c)                                                                      5,100       175,542
                                                                                                  -----------

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 1.62% +
Advantest Corp. ADR                                                                       2,500        72,000
Anadigics, Inc. (a)                                                                       9,900        88,605
ATI Technologies, Inc. (a)(c)                                                             8,900       138,128
Freescale Semiconductor, Inc. (a)                                                           100         3,162
Gennum Corp. (c)                                                                          8,050       106,201
Marvell Technology Group Ltd. (a)(c)                                                      7,550       431,029
Maxim Integrated Products, Inc. @                                                         9,320       328,623
MEMC Electronic Materials, Inc. (a)                                                      17,470       709,282
Nvidia Corp. (a)                                                                         15,400       449,988
Photronics, Inc. (a)                                                                     17,370       312,139
RF Micro Devices, Inc. (a)                                                               35,460       329,778
Xilinx, Inc. @                                                                            9,060       250,690
                                                                                                  -----------
                                                                                                    3,219,625
                                                                                                  -----------

SEMICONDUCTORS AND RELATED DEVICES - 0.17% +
Evergreen Solar, Inc. (a)                                                                15,200       210,976
Siliconware Precision Industies Ltd. ADR                                                 19,000       133,000
                                                                                                  -----------
                                                                                                      343,976
                                                                                                  -----------

SOFTWARE - 1.28% +
Borland Software Corp. (a)                                                                5,500        28,050
GSE Systems, Inc. (a)                                                                       283           948
MICRO Systems, Inc. (a)                                                                   7,200       300,960
MRO Software, Inc. (a)                                                                   11,350       215,877
NDS Group Plc ADR (a)                                                                     2,000       100,800
Net 1 Ueps Technologies, Inc. (a)                                                             1            32
Omtool Ltd. (a)                                                                          61,703       428,836
Quest Software, Inc. (a)                                                                 17,100       294,291
Salesforce.com, Inc. (a)                                                                 14,200       497,710
SAP AG ADR                                                                                2,700       147,501
SCO Group, Inc. (a)                                                                      58,000       269,120
Torex Retail (c)                                                                        153,000       262,263
                                                                                                  -----------
                                                                                                    2,546,388
                                                                                                  -----------
SPECIAL INDUSTRY MACHINERY - 0.04% +
ASM International N.V. (a)(c)                                                             3,700        71,225
                                                                                                  -----------

SPECIALTY RETAIL - 2.31% +
Advance Auto Parts                                                                       10,250       412,255
Best Buy Co., Inc.                                                                        7,700       436,282
Blockbuster, Inc.                                                                       203,789       957,808
Childrens Place (a)                                                                       7,260       448,523
CSK Auto Corp. (a)                                                                        3,500        44,975
Dress Barn, Inc. (a)                                                                     11,860       299,939
Footstar, Inc. (a)                                                                       60,961       359,670
Guess, Inc. (a)                                                                           8,920       353,500
Lowe's Co., Inc.                                                                          5,210       328,491
Men's Wearhouse, Inc.                                                                    14,210       503,602
The Pantry, Inc. (a)                                                                      6,220       411,702
The Sports Authority, Inc. (a)                                                            1,000        37,160
                                                                                                  -----------
                                                                                                    4,593,907
                                                                                                  -----------

STEEL WORKS, BLAST FURNACES AND ROLLING - 0.07% +
Mittal Steel Co., N.V. ADR                                                                2,100        78,729
Novamerican Steel, Inc. (a)(c)                                                            1,600        68,800
                                                                                                  -----------
                                                                                                      147,529
                                                                                                  -----------

TELECOMMUNICATIONS - 0.00% +
Nextwave Tax Escrow Certificate (a)                                                       7,300         6,753
                                                                                                  -----------

TELEPHONE AND TELEGRAPH APPARATUS - 0.14% +
Orckit Communications Ltd. (a)(c)                                                        16,920       272,750
                                                                                                  -----------

TELEPHONE COMMUNICATIONS, EXCEPT RADIOTELEPHONE - 0.07% +
Telecom Argentina S.A. ADR (a)                                                           11,400       147,630
                                                                                                  -----------

TEXTILES, APPAREL & LUXURY GOODS - 0.68% +
Celrun Co., Ltd. (a)                                                                     27,240       251,260
Coach, Inc. (a)                                                                          14,700       485,394
Gildan Activewear, Inc. (a)(c)                                                            3,100       147,901
Nike, Inc.                                                                                3,350       274,164
Tack Fat Group (c)                                                                    1,568,000       204,259
                                                                                                  -----------
                                                                                                    1,362,978
                                                                                                  -----------

THRIFTS & MORTGAGE FINANCE - 0.68% +
Flushing Financial Corp.                                                                  2,000        33,860
Kearny Financial Corp.                                                                   64,731       891,993
Municipal Mortgage & Equity LLC                                                          15,800       428,338
                                                                                                  -----------
                                                                                                    1,354,191
                                                                                                  -----------

TOBACCO - 0.20% +
Altria Group, Inc.                                                                        5,500       402,380
                                                                                                  -----------

TRADING COMPANIES & DISTRIBUTORS - 0.43% +
Fastenal Co.                                                                              8,400       393,204
W.W. Grainger, Inc.                                                                       3,990       306,911
Wolseley Plc ADR                                                                          3,100       155,775
                                                                                                  -----------
                                                                                                      855,890
                                                                                                  -----------

WATER UTILITIES - 0.04% +
Cia de Saneamento Basico do Estado de Sao Paulo ADR                                       3,200        77,920
                                                                                                  -----------

WIRELESS TELECOMMUNICATION SERVICES - 1.39% +
America Movil S.A. de CV ADR                                                             12,180       449,564
Centennial Communications Corp.                                                           2,000        13,640
China Mobile Hong Kong Ltd. ADR                                                           2,500        72,150
Nextel Partners, Inc. (a)                                                                30,000       850,200
NII Holdings, Inc. (a)                                                                   11,300       676,870
Ubiquitel, Inc. (a)                                                                      20,000       207,200
United States Cellular Corp. (a)                                                          8,000       499,200
                                                                                                  -----------
                                                                                                    2,768,824
                                                                                                  -----------

TOTAL COMMON STOCKS (COST $134,413,271)                                                           156,265,816
                                                                                                  -----------

PREFERRED STOCKS - 1.67% +
COMMERCIAL BANKS - 0.10% +
BanColombia S.A. ADR                                                                      5,600       193,760
                                                                                                  -----------

CONSUMER FINANCE - 0.10% +
General Motors Acceptance Corp.                                                          10,000       208,400
                                                                                                  -----------

CRUSHED AND BROKEN LIMESTONE - 0.99% +
Oglebay Norton Co. (a)                                                                   98,740     1,974,800
                                                                                                  -----------

ELECTRIC SERVICES - 0.06% +
Companhia Paranaense Energy Corp. ADR                                                    10,100       110,696
                                                                                                  -----------

SECURITY AND COMMODITY BROKERS, DEALERS, EXCHANGES, AND SERVICES - 0.42% +
Credit Suisse First Boston USA (a)                                                       14,000       836,122
                                                                                                  -----------

TOTAL PREFERRED STOCKS (COST $2,349,959)                                                            3,323,778
                                                                                                  -----------

INVESTMENT COMPANIES - 0.87%
DIVERSIFIED FINANCIAL SERVICES - 0.00% +
JER Investment Trust, Inc.                                                                  100         1,617
                                                                                                  -----------

HOLDING AND OTHER INVESTMENT OFFICES - 0.01% +
Oil Service Holders Trust                                                                   100        15,740
                                                                                                  -----------

OIL & GAS - 0.01% +
Hugoton Royalty Trust                                                                       721        19,940
                                                                                                  -----------

REAL ESTATE - 0.78% +
American Mortgage Acceptance Co.                                                          4,900        74,627
Archstone-Smith Trust                                                                    13,400       654,992
BioMed Realty Trust, Inc.                                                                 2,200        60,896
BRE Properties                                                                            2,500       134,700
Camden Property Trust                                                                     6,000       412,380
Federal Realty Investment Trust                                                           3,100       211,513
                                                                                                  -----------
                                                                                                    1,549,108
                                                                                                  -----------
REAL ESTATE INVESTMENT TRUSTS - 0.07% +
Gramercy Cap Corp.                                                                        5,500       136,565
                                                                                                  -----------

TOTAL INVESTMENT COMPANIES (COST $1,520,698)                                                        1,722,970
                                                                                                  -----------

WARRANTS - 0.00%
PLUMBING, HEATING AND AIR-CONDITIONING - 0.00% +
American Plumbing Warrants, Strike price $10.00, Expiration 12/18/2008 (a)                  374             0
                                                                                                  -----------
TOTAL WARRANTS (COST $0)                                                                                    0
                                                                                                  -----------

CONVERTIBLE BONDS (E)(F) - 9.44% +
ADVERTISING AGENCIES - 0.30% +
Lamar Advertising Co., 2.875%, due 12/31/2010 @                                         500,000       591,875
                                                                                                  -----------

AEROSPACE & DEFENSE - 0.64% +
DRS Technologies, Inc., (Acquired 04/11/2006, Cost $528,004),
   2.000%, due 02/01/2026 (b)                                                           500,000       530,625
L-3 Communications Holdings, Inc., (Acquired 08/01/2005, Cost $763,716),
   3.000%, due 08/01/2035 (b)                                                           750,000       746,250
                                                                                                  -----------
                                                                                                    1,276,875
                                                                                                  -----------

CABLE AND OTHER PAY TELEVISION SERVICES - 0.37% +
Liberty Media Corp., 3.500%, due 01/15/2031 @                                           750,000       747,188
                                                                                                  -----------

CALCULATING AND ACCOUNTING MACHINES, EXCEPT ELECTRONIC COMPUTERS - 0.52% +
Scientific Games Corp., (Acquired 12/07/2004 - 06/24/2005, Cost $776,449),
   0.750%, due 12/01/2024 (b)                                                           750,000     1,028,438
                                                                                                  -----------

COMMUNICATIONS EQUIPMENT - 0.69% +
ADC Telecommunications, 5.045%, due 06/15/2013 @                                        750,000       791,250
Powerwave Technologies, Inc., 1.875%, due 11/15/2024 @                                  500,000       583,750
                                                                                                  -----------
                                                                                                    1,375,000
                                                                                                  -----------

COMPUTERS & PERIPHERALS - 0.38% +
Quantum Corp., 4.375%, due 08/01/2010 @                                                 750,000       760,312
                                                                                                  -----------

CONSTRUCTION & ENGINEERING - 0.37% +
Quanta Services, Inc., (Acquired 04/24/2006, Cost $741,563),
   3.750%, due 04/30/2026 (b)                                                           750,000       741,563
                                                                                                  -----------

CRUDE PETROLEUM AND NATURAL GAS - 0.20% +
McMoRan Exploration Co., (Acquired 06/26/2003, Cost $300,016),
   6.000%, due 07/02/2008 (b)                                                           300,000       398,625
                                                                                                  -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.29% +
Coherent, Inc., (Acquired 03/10/2006, Cost $528,980),
   2.750%, due 03/01/2011 (b)                                                           500,000       578,125
                                                                                                  -----------

ENERGY EQUIPMENT & SERVICES - 0.72% +
Cal Dive International, Inc., 3.250% due 12/15/2025 @                                   500,000       720,625
Grey Wolf, Inc., 4.940%, due 04/01/2024 @                                               500,000       714,600
                                                                                                  -----------
                                                                                                    1,435,225
                                                                                                  -----------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.51% +
Advanced Medical Optics, Inc., 2.500%, due 07/15/2024 @                                 750,000       811,875
Cytyc Corp., 2.250%, due 03/15/2024 @                                                   750,000       787,500
Edwards Lifesciences Corp., 3.875%, due 05/15/2033 @                                    750,000       748,125
Greatbatch, Inc., 2.250%, due 06/15/2013 @                                              750,000       652,500
                                                                                                  -----------
                                                                                                    3,000,000
                                                                                                  -----------

HEALTH CARE PROVIDERS & SERVICES - 0.29% +
PSS World Medical, Inc., 2.250%, due 03/15/2024 @                                       500,000       580,625
                                                                                                  -----------

INTERNET SOFTWARE & SERVICES - 0.28% +
Akamai Technologies, Inc., 1.000%, due 12/15/2033 @                                     250,000       555,312
                                                                                                  -----------

METALS & MINING - 0.41% +
Coeur D'Alene Mines Corp., 1.250%, due 01/15/2024 @                                     750,000       807,187
                                                                                                  -----------

OIL, GAS & CONSUMABLE FUELS - 0.40% +
Chesapeake Energy Corp., (Acquired 12/01/2005 - 01/19/2006, Cost $792,750),
   2.750%, due 11/15/2035 (b)                                                           750,000       796,875
                                                                                                  -----------

PHARMACEUTICALS - 0.37% +
Teva Pharmaceutical Industries Ltd., 1.750%, due 02/01/2026 ADR                         750,000       736,875
                                                                                                  -----------

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 0.99% +
Conexant Systems, Inc., (Acquired 03/02/2006 - 04/05/2006, Cost $760,078),
   4.000%, due 03/01/2026 (b)                                                           750,000       781,875
PMC Sierra, Inc., (Acquired 12/02/2005 - 01/19/2006, Cost $904,273),
   2.250%, due 10/15/2025 (b)                                                           750,000     1,184,063
                                                                                                  -----------
                                                                                                    1,965,938
                                                                                                  -----------

SOFTWARE - 0.71% +
Informatica Corp., (Acquired 03/20/2006, Cost $518,810),
   3.000%, due 03/15/2026 (b)                                                           500,000       527,500
Open Solutions, Inc., 1.467%, due 02/02/2035 @                                        1,500,000       879,375
                                                                                                  -----------
                                                                                                    1,406,875
                                                                                                  -----------
TOTAL CONVERTIBLE BONDS (COST $17,628,585)                                                         18,782,913
                                                                                                  -----------

CORPORATE BONDS - 6.71%
AUTO COMPONENTS - 0.40% +
Exide Technologies, (Acquired 03/23/2006, Cost $741,892),
   10.500%, due 03/15/2013 (b)(e)                                                     1,000,000       800,000
                                                                                                  -----------

BANKING - 0.49% +
Collins Bank Debt, 0.000%, due 03/29/2050 @                                             271,624       266,191
Resona Bank Ltd., (Acquired 09/08/2005, Cost $199,860),
   5.850%, due 04/15/2016 ADR (b)(e)                                                    200,000       191,012
Shinsei Fin Cayman Ltd., (Acquired 02/16/2006, Cost $195,000)
   6.418%, due 07/20/2016 ADR (b)(e)                                                    195,000       189,337
Washington Group International, Inc.,
   (Acquired 01/08/2004 - 11/30/2005, Cost $299,829),
   6.534%, due 03/15/2011 (b)(e)                                                        300,000       291,645
Winstar Dip Bank Debt, 0.000%, due 03/29/2050 @                                          31,386        45,510
                                                                                                  -----------
                                                                                                      983,695
                                                                                                  -----------

BUILDING PRODUCTS - 1.02% +
Owens Corning, 7.500%, due 08/01/2018 (Default effective 10/05/2000) (a)(d)             774,000       681,120
Owens Corning, 7.500%, due 05/01/2005 (Default effective 10/05/2000) (a)(d)           1,358,000     1,205,225
Owens Corning, 7.000%, due 03/15/2009 (Default effective 10/05/2000) (a)(d)             159,000       137,933
                                                                                                  -----------
                                                                                                    2,024,278
                                                                                                  -----------

CHEMICALS - 0.74% +
Chemtura Corp., 6.875%, due 06/01/2016 @                                                410,000       408,820
Solutia, Inc., 7.375%, due 10/15/2027 (Default effective 12/17/2003) (a)(d)           1,250,000     1,068,750
                                                                                                  -----------
                                                                                                    1,477,570
                                                                                                  -----------

CONSUMER FINANCE - 0.05% +
General Motors Acceptance Corp., 6.125%, due 02/01/2007 @                               100,000        98,383
                                                                                                  -----------

FORESTRY - 0.28% +
Inland Fiber Group LLC, 9.625%, due 11/15/2007
   (Default effective 05/15/2005) (a)(d)(e)                                             892,000       566,420
                                                                                                  -----------

HEALTH CARE PROVIDERS & SERVICES - 0.20% +
Curative Health Services, Inc. 10.750%, due 05/01/2011
   (Default effective 11/01/2005) (a)(d)(e)                                             191,000       111,735
HCA, Inc., 6.500%, due 02/15/2016 @                                                     290,000       278,842
                                                                                                  -----------
                                                                                                      390,577
                                                                                                  -----------

HEALTH SERVICES - 0.36% +
Insight Health Services Corp., 10.399%, due 11/01/2011 (c)(e)                           765,000       707,625
                                                                                                  -----------

HEAVY CONSTRUCTION - 0.43% +
Morrison Knudsen, 11.000% due 07/01/2010 (Default effective 08/01/2003) (a)(d)       12,774,000       864,800
                                                                                                  -----------

HOME FURNITURE, FURNISHINGS, AND EQUIPMENT STORES - 0.00% +
Levitz Home Furnishings Escrow, 12.500%, due 11/01/2011
     (Default effective 10/11/2005) (a)(d)(e)                                           508,000         7,671
                                                                                                  -----------

HOTELS AND MOTELS - 0.18% +
Harrahs Operating Co., Inc., 5.750%, due 10/01/2017 @                                   180,000       168,678
MGM Mirage, 6.000%, due 10/01/2009 @                                                    200,000       197,250
                                                                                                  -----------
                                                                                                      365,928
                                                                                                  -----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.39% +
Calpine Corp., (Acquired 01/03/2006 - 01/05/2006, Cost $408,050),
     8.750%, due 07/15/2013 (Default effective 12/20/2005) (a)(b)(d)(e)                 483,000       441,945
Calpine Corp., (Acquired 01/05/2006, Cost $221,045)
     8.500%, due 07/15/2010 (Default effective 12/20/2005) (a)(b)(d)(e)                 257,000       235,155
Txu Corp., (Acquired 02/23/2005 - 03/17/2005, Cost $110,376)
     6.550%, due 11/15/2034 (b)                                                         110,000        98,771
                                                                                                  -----------
                                                                                                      775,871
                                                                                                  -----------

MEASURING, ANALYZING, AND CONTROLLING INSTRUMENTS - 0.36% +
Elgin National Industries, Inc., 11.000%, due 11/01/2007 (e)@                           720,000       709,200
                                                                                                  -----------

MEDIA - 0.22% +
Adelphia Communications Corp., 10.250%, due 06/15/2011
   (Default effective 06/25/2002) (a)(d)                                                402,000       204,015
Omnicom Group, Inc., 5.900%, due 04/15/2016 @                                           245,000       239,043
                                                                                                  -----------
                                                                                                      443,058
                                                                                                  -----------

MEDICINAL CHEMICALS AND BOTANICAL PRODUCTS - 0.01% +
Twin Laboratories, Inc., 10.250%, due 05/15/2006
   (Default effective 09/04/2003) (a)(d)(e)                                             627,000        14,421
                                                                                                  -----------

METALS & MINING - 0.43% +
Doe Run Resorces Corp., 11.750%, due 11/01/2008 (e)@                                  1,000,000       860,000
                                                                                                  -----------

MINERAL WOOL - 0.21% +
Owens Corning Fiberglass, 8.875%, due 06/01/2002
   (Default effective 10/05/2000) (a)(d)                                                243,000       213,232
Owens Corning Fiberglass, 7.700%, due 05/01/2008
   (Default effective 10/05/2000) (a)(d)                                                235,000       208,563
                                                                                                  -----------
                                                                                                      421,795
                                                                                                  -----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.11% +
Residential Cap Corp., 6.000%, due 02/22/2011 @                                          80,000        78,363
Residential Cap Corp., 6.500%, due 04/17/2013 @                                         115,000       114,620
Residential Cap Corp., 6.875%, due 06/30/2015 @                                          30,000        30,413
                                                                                                  -----------
                                                                                                      223,396
                                                                                                  -----------

PLASTICS PRODUCTS - 0.36% +
Armstrong World Industries, Inc., 7.450%, due 05/15/2029
   (Default effective 12/06/2000) (a)(d)                                                956,000       712,220
                                                                                                  -----------

PLUMBING, HEATING AND AIR-CONDITIONING - 0.34% +
American Plumbing & Mechanical, Inc., 11.625%, due 10/15/2008
     (Default effective 10/14/2003) (a)(d)(e)                                         3,366,000       673,200
                                                                                                  -----------

PRIMARY PRODUCTION OF ALUMINUM - 0.08% +
Kaiser Aluminum & Chemical, 9.875%, due 02/15/2002
   (Default effective 02/12/2002) (a)(d)(e)                                             299,000       167,440
                                                                                                  -----------

REAL ESTATE - 0.05% +
Thornburg Mortgage, Inc. 8.000%, due 05/15/2013 (e)@                                    100,000        99,250
                                                                                                  -----------
TOTAL CORPORATE BONDS (COST $12,389,206)                                                           13,386,798
                                                                                                  -----------

ASSET BACKED SECURITIES - 3.68% +
American Airlines, Inc., 6.817%, due 05/23/2011 @                                       400,000       393,000
Asset Backed Securities Corp., 8.070%, due 1/25/2035 @                                  200,000       187,846
Citigroup Mortgage Loan Trust, 7.320%, due 09/25/2035 @                                 150,000       127,687
Continental Airlines, 7.487%, due 10/02/2010 @                                           71,000        73,386
DVI Receivables Corp., 5.220%, due 03/14/2011 @                                         891,911       753,665
DVI Receivables Corp., 5.270%, due 09/12/2010 @                                         533,724       515,044
Equity One ABS, Inc., 5.910%, due 02/25/2033 @                                           49,141        47,966
FBR Securitization Trust, 7.070%, due 11/25/2035 @                                      131,940       130,909
GE-WMC Mortgage Securities LLC, 7.570%, due 10/25/2035 @                                450,000       391,236
Gsamp Trust, 7.320%, due 06/25/2035 @                                                   225,000       200,197
Merit Securities Corp., 8.380%, due 12/28/2033 @                                        427,935       452,302
Merrill Lynch Mortgage Investors, Inc., 6.820%, due 06/25/2034 @                        300,000       301,603
Morgan Stanley, 6.720%, due 05/25/2033 @                                                500,000       502,914
New Century Home Equity Loan Trust, 8.570%, due 07/25/2035 @                            625,000       565,366
Option One Mortgage Loan Trust, 7.070%, due 08/25/2035 @                                125,000       112,772
Option One Mortgage Loan Trust, 7.320%, due 01/25/2036 @                                150,000       122,655
Residential Asset Securities Corp., 7.820%, due 09/25/2035 @                            200,000       180,529
Residential Asset Securities Corp., 6.640%, due 03/25/2035 @                            500,000       460,762
Securitized Asset Backed Receivables LLC, 7.820%, due 04/25/2035 @                      150,000       131,819
Structured Asset Investment Loan Trust, 7.320%, due 05/25/2035 @                         80,000        68,826
Structured Asset Investment Loan Trust, 6.000%, due 07/25/2035 @                        150,000       129,000

Structured Asset Investment Loan Trust, 7.320%, due 08/25/2035 @                        168,000       125,528
Structured Asset Investment Loan Trust, 7.320%, due 07/25/2035 @                        349,000       260,769
Structured Asset Securities Corp., 7.320%, due 03/25/2035 @                             150,000       143,542
Structured Asset Securities Corp., 7.820%, due 12/25/2035 @                             400,000       346,385
United AirLines, Inc., 7.762%, due 10/01/2005
   (Default effective 09/15/2005) (a)(d)                                                201,126       163,970
United AirLines, Inc., 6.201%, due 09/01/2008 @                                         176,797       176,797
Wells Fargo Home Equity Trust, 7.820%, due 03/25/2033 @                                 250,000       249,984
                                                                                                  -----------
TOTAL ASSET BACKED SECURITIES (COST $7,282,751)                                                     7,316,459
                                                                                                  -----------

MORTGAGE BACKED SECURITIES - 3.93% +
Countrywide Alternative Loan Trust, Inc. 6.620%, due 02/25/2036 @                       175,000       137,703
Delta Air Lines, 10.500%, due 04/30/2016 (Default effective 09/15/2005) (a)(d)          349,000       260,005
Fannie Mae Strip, 5.000%, due 02/01/2035 @                                              595,049       146,415
Fannie Mae Strip, 5.000%, due 08/01/2035 @                                            4,227,923     1,106,173
Fannie Mae Strip, 5.000%, due 04/01/2036 @                                            1,567,546       426,766
Fannie Mae Strip, 6.000%, due 03/01/2033 @                                            1,630,056       411,220
Fannie Mae Strip, 5.000%, due 07/01/2033 @                                            1,291,320       318,122
Fannie Mae Strip, 4.500%, due 10/01/2033 @                                              322,556        79,336
Fannie Mae Strip, 5.500%, due 12/01/2033 @                                            1,146,196       292,788
Fannie Mae Strip, 5.000%, due 08/01/2034 @                                              767,317       196,948
Fannie Mae Strip, 5.500%, due 12/01/2034 @                                            8,739,147     2,265,495
Fannie Mae Strip, 6.000%, due 12/01/2034 @                                              199,709        46,412
Fannie Mae Strip, 5.000%, due 01/01/2035 @                                              164,769        36,681
Fannie Mae Strip, 5.000%, due 03/01/2035 @                                            4,438,459     1,137,379
First Franklin Mortgage Loan, 8.320%, due 10/25/2034 @                                   75,000        69,159
Freddie Mac Strip, 5.000%, due 02/15/2020 @                                             167,658        31,555
Freddie Mac Strip, 5.000%, due 04/15/2020 @                                             175,488        33,967
Freddie Mac Strip, 5.000%, due 08/01/2035 @                                             901,596       236,263
Freddie Mac Strip, 5.000%, due 02/15/2020 @                                             253,959        54,034
Freddie Mac Strip, 5.000%, due 12/01/2034 @                                           1,034,377       267,554
Lehman XS Trust, 6.570%, due 11/25/2035 @                                               150,000       143,719
Terwin Mortgage Trust, 0.000%, due 03/25/2037 @                                         421,621       129,780
                                                                                                  -----------
TOTAL MORTGAGE BACKED SECURITIES (COST $7,456,745)                                                  7,827,474
                                                                                                  -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.06% +
Asset Backed Funding Corp., 6.000%, due 07/26/2035 @                                    139,713       139,354
Asset Backed Funding Certificates, 7.820%, due 06/25/2035 @                             200,000       183,320
Asset Backed Securities Corp., 5.250%, due 06/27/2035 @                                 213,829       211,691
Asset Backed Security Corp., 7.320%, due 04/25/2035 @                                   100,000        90,109
Asset Backed Security Corp., 7.320%, due 06/25/2035 @                                   125,000       113,122
Asset Backed Security Corp., 5.050%, due 08/27/2035 @                                   160,745       158,937
Bear Stearns Asset Backed Securities, 5.250%, due 08/25/2034 @                          400,000       391,875
FBR Securitization Trust, 6.820%, due 10/25/2035 @                                      276,879       258,023
First Franklin Mortgage Loan, 7.820%, due 07/25/2035 @                                  150,000       133,726
First Franklin Mortgage Loan, 8.320%, due 03/25/2035 @                                  150,000       142,902
First Franklin Mortgage Loan, 8.320%, due 12/25/2034 @                                   30,000        27,238
Fremont Nim Trust, 3.750%, due 01/25/2035 @                                              45,707        45,433
Gsamp Trust, 7.320%, due 08/25/2035 @                                                   250,000       222,568
Home Equity Asset Trust, 5.500%, due 08/27/2035 @                                       139,265       137,176
Home Equity Asset Trust, 5.250%, due 09/27/2035 @                                       435,633       429,099
Home Equity Asset Trust, 6.500%, due 02/27/2036 @                                       172,584       170,797
HSI Asset Securitization Corp. Trust, 6.820%, due 01/25/2036 @                          436,000       368,185
Indymac Manufactured Housing, 6.640%, due 12/25/2027 @                                  290,318       280,162
JP Morgan Mortgage Acquisition, 7.820%, due 06/25/2035 @                                125,000       108,903
JP Morgan Mortgage Acquisition, 7.820%, due 07/25/2035 @                                250,000       226,092

Lehman XS Trust, 7.000%, due 11/28/2035 @                                                85,357        85,037
Long Beach Asset Holdings Co., 10.000%, due 08/25/2033 @                                371,566       375,108
Masters ABS Nim Trust, 4.750%, due 05/26/2035 @                                          37,610        37,262
Meritage Mortgage Loan Trust, 7.820%, due 11/25/2035 @                                  150,000       138,016
Merrill Lynch Mortgage Investors, Inc., 4.500%, due 02/25/2036 @                        354,319       318,477
Northwest Airlines, Inc., 7.360%, due 02/01/2020
   (Default effective 09/15/2005) (a)(d)                                                 56,851        52,871
Sasco Asset Securities Corp. 5.000%, due 06/27/2035 @                                   547,379       446,114
Sharps SP I LLC, 5.000%, due 05/25/2035 @                                               358,353       357,508
Soundview Home Equity Loan, 5.500%, due 11/25/2033 @                                     60,000        54,244
Structured Adjustable Rate Mortgage, 4.750%, due 04/27/2035 @                           189,056       186,457
Structured Asset Investment Loan Trust, 7.320%, due 07/25/2035 @                        150,000       136,412
Structured Asset Investment Loan Trust, 7.320%, due 04/25/2035 @                        370,000       340,978
Structured Asset Investment Loan Trust, 7.320%, due 07/25/2035 @                        250,000       227,107
Structured Asset Investment Loan Trust, 7.320%, due 09/25/2035 @                        150,000       124,734
Structured Asset Securities, 5.000%, due 06/27/2035 @                                   205,697       204,475
Structured Asset Securities Corp., 7.320%, due 07/25/2035 @                             250,000       213,703
Structured Asset Securities Corp., 4.500%, due 08/25/2035 @                             579,956       571,212
Terwin Mortgage Trust, 7.820%, due 03/25/2037 @                                         400,000       365,186
                                                                                                  -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $8,157,324)                                         8,073,613
                                                                                                  -----------

                                                                                    CONTRACTS
                                                                                 --------------
PURCHASED OPTIONS - 0.08% +
0EZ7
    Expiration: December, 2006, Exercise Price: $95.000 (a)                                  35        14,219
EDM6C
    Expiration: June, 2006, Exercise Price: $95.250 (a)                                     152           950
IWM
    Expiration: November, 2006, Exercise Price: $70.000 (a)                                 100        18,250
IWM
    Expiration: November, 2006, Exercise Price: $73.000 (a)                                 300        78,000
Lennar Corp.
    Expiration: January, 2007, Exercise Price: $50.000 (a)                                   28        10,080
Nitromed, Inc.
    Expiration: June, 2006, Exercise Price: $22.500 (a)                                     350           875
Onyx Pharmaceuticals, Inc.
    Expiration: January, 2008, Exercise Price: $30.000 (a)                                   40        19,600
Supergen
    Expiration: July, 2006, Exercise Price: $7.500 (a)                                      335        10,887
TYM6
    Expiration: May, 2006, Exercise Price: $106.000 (a)                                      13         9,141
                                                                                                  -----------
TOTAL PURCHASED OPTIONS (COST $277,690)                                                               162,002
                                                                                                  -----------

                                                                                    SHARES OR
                                                                                    PRINCIPAL
                                                                                     AMOUNT
                                                                                 --------------
REPURCHASE AGREEMENTS - 10.05% +
The Bear Stearns Companies, Inc.,
   4.700%, dated 04/28/2006, due 05/01/2006,
   repurchase price $20,003,358 (g)@                                             $   20,003,358    20,003,358
                                                                                                  -----------
TOTAL REPURCHASE AGREEMENTS (COST $20,003,358)                                                     20,003,358
                                                                                                  -----------
SHORT TERM INVESTMENTS - 1.07% +
Federal National Mortgage Association, Discount Note, 1.250%, due 06/12/2006 @        1,425,000     1,417,193
Federal National Mortgage Association, Discount Note, 0.000%, due 07/17/2006 @          165,000       163,274
Federal Home Loan Mortgage Corp., Discount Note, 1.690%, due 08/01/2006 @                50,000        49,369
Federal Home Loan Mortgage Corp., Discount Note, 0.000%, due 08/22/2006 @               325,000       319,961
Federal Home Loan Mortgage Corp., Discount Note, 0.000%, due 09/29/2006 @               175,000       171,345
                                                                                                  -----------
                                                                                                    2,121,142
                                                                                                  -----------

TOTAL SHORT TERM INVESTMENTS (COST $2,122,127)                                                      2,121,142
                                                                                                  -----------
FOREIGN CURRENCY CONTRACTS - 2.34% +
Australian Dollars                                                                       48,190        36,613
British Pounds                                                                           14,962        27,285
Canadian Dollars                                                                        484,001       432,897
Danish Drone                                                                          1,095,397       185,078
European Monetary Unit                                                                   64,571        81,463
Hong Kong Dollars                                                                     1,351,804       174,352
Japanese Yen                                                                        157,147,576     1,380,122
Norwegian Kroner                                                                      1,986,590       322,226
Singapore Dollars                                                                       153,165        96,885
South Korean Won                                                                  1,285,165,675     1,362,559
Swiss Francs                                                                             70,862        57,137
Tawain Dollars                                                                        9,746,874       305,487
Thailand Baht                                                                         7,033,101       187,400
                                                                                                  -----------
TOTAL FOREIGN CURRENCY CONTRACTS (COST $4,480,804)                                                  4,649,504
                                                                                                  -----------

MUNICIPAL BONDS - 0.07% +
Lewis & Clark County, 5.600%, due 01/01/2027 @                                          156,000       145,080
                                                                                                  -----------
TOTAL MUNICIPAL BONDS (COST $145,495)                                                                 145,080
                                                                                                  -----------

U.S. TREASURY OBLIGATIONS - 1.43% +
U.S. Treasury Bond, 3.875%, due 04/15/2029 @                                          1,505,384     1,889,257
U.S. Treasury Notes, 3.500%, due 01/15/2011 @                                           912,896       966,742
                                                                                                  -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $2,885,665)                                                   2,855,999
                                                                                                  -----------
TOTAL INVESTMENTS  (COST $221,113,678) - 123.90% +                                                246,636,906
                                                                                                  -----------

FOOTNOTES

ADR  American Depository Receipt.

(a)  Non-income Producing

(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers

(c)  Foreign Issued Securities

(d)  Defaulted Security

(e) Callable only if stock price equals predetermined price. As of April 30, 2006, bond is not callable.

(f) Convertible features based on predetermined criteria. As of April 30, 2006, none of the bonds have exercised their conversion features.

(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.

@ All or a portion of the shares have been committed as collateral for open short positions.

(+)  Percentages are stated as a percent of net assets.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND
Schedule of Securities Sold Short - April 30, 2006 (Unaudited)

                                                                SHARES OR
                                                             PRINCIPAL AMOUNT       VALUE
                                                             ----------------   ------------
COMMON STOCK
99 Cents Only Stores (a)                                              30,690    $    366,132
ADC Telecommunications (a)                                            10,000         223,900
Adtran, Inc.                                                          10,900         274,026
Advanced Medical Optics, Inc. (a)                                      9,800         456,680
Affordable Residential Communities                                    92,900         852,822
Affymetrix, Inc. (a)                                                  14,100         403,965
Agree Realty Corp.                                                     3,600         113,184
Akamai Technologies, Inc. (a)                                         10,500         353,745
Albany Molecular Research, Inc. (a)                                   35,000         350,000
Amcor Ltd. ADR                                                         6,800         148,648
Amcore Financial, Inc.                                                 7,110         210,740
American Axle & Manufacturing Holdings, Inc.                          22,400         394,464
American Financial Realty Trust                                       25,600         291,328
American Home Mortgage Investment Corp.                               19,000         659,680
American Power Conversion Corp.                                       12,960         288,230
American Standard Companies, Inc.                                     10,600         461,418
Amerigroup Corp. (a)                                                  18,900         488,187
Amkor Technology, Inc. (a)                                            26,300         317,967
Amex Energy Select SPDR                                                5,200         297,648
Amvescap Plc ADR                                                       3,300          72,171
Anheuser-Busch Companies, Inc.                                         6,210         276,842
Anworth Mortgage Asset Corp.                                          25,500         205,785
Apollo Group, Inc. (a)                                                 6,300         344,232
Applied Extrusion Technologies, Inc. - Class A (a)                     1,714          12,855
Applied Extrusion Technologies, Inc. - Class B (a)                        35             210
Arkansas Best Corp.                                                    8,890         381,559
Aspen Insurance Holdings Ltd. (b)                                      5,300         129,055
AU Optronics Corp. ADR                                                10,600         174,158
Autozone, Inc. (a)                                                     3,590         336,060
Avery Dennison Corp.                                                   7,500         468,750
Avid Technology, Inc. (a)                                              8,200         316,110
Avon Products, Inc.                                                   14,600         476,106
Ball Corp.                                                            12,000         479,760
Bally Total Fitness Holding Corp. (a)                                 11,300         101,926
Banco Itau Holding Financeira S.A. ADR                                 4,700         149,460
Baxter International, Inc.                                            11,690         440,713
BCE, Inc. (b)                                                         11,700         289,224
Bebe Stores, Inc.                                                     24,500         433,160
Beckman Coulter, Inc.                                                 13,460         691,306
Bed Bath & Beyond, Inc. (a)                                           10,700         410,345
Biomet, Inc.                                                           9,820         365,108
Biosite, Inc. (a)                                                      4,200         236,880
BorgWarner, Inc.                                                       5,410         328,549
Boston Scientific Corp. (a)                                           39,830         925,649
BP Plc ADR                                                             2,000         147,440
Brasil Telecom Participacoes ADR                                       5,700         232,845
Braskem S.A. ADR                                                      14,700         208,593

Briggs & Stratton Corp.                                                9,610    $    324,241
BT Group Plc ADR                                                       1,400          56,042
C.H. Robinson Worldwide, Inc.                                          5,570         247,030
CA, Inc.                                                              16,990         430,866
Cabot Corp.                                                            8,700         313,200
CACI International, Inc. - Class A (a)                                 6,070         379,618
Capstead Mortgage Corp.                                               29,200         224,548
Cardinal Health, Inc.                                                  4,460         300,381
Cardiome Pharma Corp. (a)(b)                                          13,300         140,980
Career Education Corp. (a)                                            11,500         424,005
Carlisle Co., Inc.                                                     2,330         196,885
Carnival Corp. (b)                                                     4,170         195,239
Carnival Plc ADR                                                       4,400         217,712
Cedar Shopping Centers, Inc.                                           9,100         134,225
Celestica, Inc. (a)(b)                                                19,200         216,192
Celgene Corp. (a)                                                      8,140         343,182
Ceradyne, Inc. (a)                                                     2,520         133,560
Chesapeake Energy Corp.                                               10,200         323,136
Chicago Bridge & Iron Co., N.V. ADR (b)                               19,000         455,430
Chico's FAS, Inc. (a)                                                  8,080         299,445
China Telecom Corp. Ltd. ADR                                           6,000         210,960
ChoicePoint, Inc. (a)                                                  9,100         400,673
Cintas Corp.                                                           8,570         359,769
Clear Channel Communications, Inc.                                    11,180         318,965
Clorox Co.                                                             5,890         378,020
CNH Global N.V. (b)                                                    2,800          74,900
Coca-Cola Femsa S.A. ADR                                               5,200         167,440
Coeur d'Alene Mines Corp. (a)                                         69,100         482,318
Coherent, Inc. (a)                                                     6,500         240,565
Commerce Bancorp, Inc.                                                12,130         489,324
Companhia de Bebidas das Americas ADR                                  5,000         231,500
Compania de Telecomunics Chile ADR                                    20,900         183,502
Conexant Systems, Inc. (a)                                            89,100         315,414
Congoleum Corp. (a)                                                      356             783
Cost Plus, Inc. (a)                                                   16,230         285,648
Credit Suisse Group ADR                                                2,500         151,975
Cree, Inc. (a)                                                         8,940         266,591
Crescent Real Estate EQT Co.                                          11,300         226,000
Cytyc Corp. (a)                                                       12,600         325,710
DaimlerChrysler AG (b)                                                 2,600         142,714
Dana Corp.                                                               675           1,316
deCODE genetics, Inc. (a)                                              5,700          44,973
Deere & Co.                                                            4,620         405,544
Dell, Inc. (a)                                                        25,030         655,786
Delphi Corp.                                                           4,648           3,440
Deutsche Telekom AG ADR                                               12,200         219,722
Developers Diversified Realty Corp.                                   10,400         553,280
DeVry, Inc. (a)                                                        8,100         209,466
Diebold, Inc.                                                          9,090         386,780
Digital Realty Trust, Inc.                                            10,000         282,000
Dollar General Corp.                                                  23,400         408,564
Domtar, Inc. (b)                                                       6,400          47,872
Dow Jones & Co.                                                        9,900         366,003
DRS Technologies, Inc.                                                 4,100         227,673
Dryships, Inc. (b)                                                    16,200         153,738

Dura Automotive Systems, Inc. (a)                                     20,300    $     49,938
E. ON AG ADR                                                           5,500         223,245
Eagle Hospitality Properties Trust, Inc.                              14,500         130,355
Eastman Chemical Co.                                                   8,600         467,410
EchoStar Communications Corp. (a)                                     13,900         429,510
Education Realty Trust, Inc.                                          45,400         677,368
Edwards Lifesciences Corp. (a)                                         3,600         159,984
Elan Corp Plc ADR (a)                                                 47,400         697,254
Electro Scientific Industries, Inc. (a)                                5,310         106,359
Electronic Arts, Inc. (a)                                              3,970         225,496
Endurance Specialty Holdings Ltd. (b)                                  4,700         145,512
Enel SPA ADR                                                           3,400         147,084
Energizer Holdings, Inc. (a)                                           7,700         393,855
Enersis SA/Chile ADR                                                   4,300          52,503
Entergy Corp.                                                          3,970         277,662
Equinix, Inc. (a)                                                      8,000         527,200
Equity Office Properties Trust                                         6,500         209,950
Exide Technologies (a)                                                29,944         106,601
Fannie Mae                                                             6,070         307,142
Feldman Mall Properties, Inc.                                         38,100         457,200
Fifth Third Bancorp                                                    9,860         398,541
First Data Corp.                                                      11,500         548,435
FirstService Corp. (a)(b)                                              1,800          44,892
Flextronics International Ltd. (a)(b)                                 27,000         306,720
Florida Rock Industries, Inc.                                            100           6,237
Ford Motor Co.                                                        41,100         285,645
Four Seasons Hotels, Inc. (b)                                          5,600         302,512
France Telecom ADR                                                     9,800         228,536
Fresh Del Monte Produce, Inc. (b)                                      8,300         156,123
Friedman Billings Ramsey Group, Inc.                                  16,000         172,960
Frontline Ltd. (b)                                                     1,300          41,808
Fuji Photo Film Ltd. ADR                                               6,400         218,240
General Growth Properties, Inc.                                        4,500         211,275
General Motors Corp.                                                  32,800         750,464
Gentex Corp.                                                          25,780         377,935
Glenborough Realty Trust, Inc.                                        42,000         879,900
Glimcher Realty Trust                                                 12,100         312,180
GMH Communities Trust                                                 43,500         535,050
Graco, Inc.                                                            6,900         322,575
Greatbatch, Inc. (a)                                                   4,400         107,800
Grey Wolf, Inc. (a)                                                   60,000         468,000
Grupo Aeroportuario del Sureste S.A. de CV ADR (a)                     4,000         155,080
H&R Block, Inc.                                                       25,430         580,567
H.J. Heinz Co.                                                        10,500         435,855
H.lundbeck A/S (b)                                                     7,300         164,805
Harley-Davidson, Inc.                                                  8,800         447,392
HCA, Inc.                                                              9,010         395,449
Health Management Associates, Inc.                                     1,000          20,710
Heartland Express, Inc.                                                7,380         179,408
Helen of Troy Ltd. (a)(b)                                             11,170         230,772
Helix Energy Solutions Group, Inc. (a)                                11,000         427,020
Heritage Property Investment Trust                                     5,500         212,410
Hilton Hotels Corp.                                                    7,900         212,826
Honda Motor Co., Ltd. ADR                                              4,500         159,435
Hospira, Inc. (a)                                                     11,690         450,649

HOT Topic, Inc. (a)                                                   29,510    $    437,633
HRPT Properties Trust                                                 27,000         296,460
Hub International Ltd. (b)                                             6,200         165,602
Hutchison Telecomm ADR (a)                                             6,400         172,160
ImClone Systems, Inc. (a)                                             17,620         636,082
IMPAC Mortgage Holdings, Inc.                                         65,900         626,050
Imperial Chemical Industries Plc ADR                                   2,800          73,416
Imperial Tobacco Group Plc ADR                                         3,700         231,916
IMS Health, Inc.                                                      14,300         388,674
India Fund, Inc.                                                       3,700         204,610
Infineon Technologies AG ADR (a)                                      22,100         270,062
Informatica Corp. (a)                                                 13,000         199,810
Intel Corp.                                                           30,180         602,996
Interstate Hotels & Resorts, Inc. (a)                                  1,800          10,170
Invacare Corp.                                                         5,563         170,506
Isle of Capri Casinos, Inc. (a)                                        9,900         308,880
Isoft Group (b)                                                      107,398         230,119
Janus Capital Group, Inc.                                             10,810         210,363
JB Hunt Transport Services, Inc.                                      19,000         452,770
JetBlue Airways Corp. (a)                                             20,393         209,232
Kawasaki Kisen Kaisha Ltd. (b)                                        60,600         381,062
KB Home                                                                4,200         258,594
Keane, Inc. (a)                                                       17,000         240,380
Kerzner International Ltd. (a)(b)                                      1,900         148,466
Kinetic Concepts, Inc. (a)                                            10,300         449,698
King Pharmaceuticals, Inc. (a)                                        11,000         191,290
Kite Realty Group Trust                                                6,700         102,309
Koninklijke Ahold N.V. ADR (a)                                        17,900         146,780
Kraft Foods, Inc.                                                      6,820         213,057
K-Swiss, Inc.                                                         10,100         289,668
KT Corp. ADR                                                          11,500         267,605
L-3 Communications Holdings, Inc.                                      2,800         228,760
Lamar Advertising Co. (a)                                              6,000         329,940
Lennar Corp.                                                           4,700         258,171
Lexington Corporate Properties Trust                                  27,800         599,368
Lexmark International, Inc. (a)                                       16,960         825,952
LG. Philip LCD Co., Ltd ADR (a)                                        3,500          73,675
Lincare Holdings, Inc. (a)                                             8,870         350,631
Linear Technology Corp.                                               10,500         372,750
Lions Gate Entertainment Corp. (a)(b)                                 10,400         101,608
Live Nation, Inc. (a)                                                 22,000         418,000
Lucent Technologies, Inc. (a)                                         88,300         246,357
Mack-Cali Realty Corp.                                                 1,600          72,352
Mahanagar Tel Nigam Ltd. ADR                                          16,200         147,906
Manulife Financial Corp. (b)                                           2,200         143,638
Masco Corp.                                                           16,900         539,110
Massey Energy Co.                                                     12,700         490,855
Maxim Integrated Products, Inc.                                        8,000         282,080
McAfee, Inc. (a)                                                       9,100         237,419
McMoRan Exploration Co. (a)                                           15,600         270,192
Medical Properties Trust, Inc.                                        63,100         678,325
Medicis Pharmaceutical                                                 3,690         121,327
Mitsui OSK Lines Ltd. (b)                                             38,900         278,431
Mobile Telesystems ADR                                                 6,750         220,455
Mohawk Industries, Inc. (a)                                            9,350         748,935

Montpelier Re Holdings Ltd. (b)                                       10,700    $    172,805
Moody's Corp.                                                          1,890         117,199
Motorola, Inc.                                                        10,000         213,500
Murphy Oil Corp.                                                       9,200         461,656
National Grid Transco Plc ADR                                          2,600         136,526
Navistar International Corp. (a)                                      11,400         300,732
Neustar, Inc. (a)                                                      7,200         252,720
New Century Financial Corp.                                            9,100         466,102
New York Mortgage Trust, Inc.                                         14,000          74,060
Newcastle Investment Corp.                                             5,600         125,496
Newell Rubbermaid, Inc.                                               17,700         485,334
Newkirk Realty Trust, Inc.                                            16,600         296,642
Nippon Teleg & Tel Corp. ADR                                           3,900          87,711
Nova Chemicals Corp. (b)                                               8,200         243,212
Novelis, Inc. (b)                                                     18,000         439,200
NTL, Inc. (a)                                                          1,500          41,220
Nu Skin Enterprises, Inc.                                             21,620         357,162
NVR, Inc. (a)                                                            634         478,670
Open Solutions, Inc. (a)                                              17,000         462,740
Openwave Systems, Inc. (a)                                             7,550         140,506
Opteum, Inc.                                                          15,900         137,217
Optimal Group, Inc. (a)(b)                                            28,623         440,508
Orient-Express Hotels Ltd. (b)                                         5,400         221,400
OSI Pharmaceuticals, Inc. (a)                                         17,100         454,347
Osi Restaurant Partners, Inc.                                          9,720         415,044
Owens Corning (a)                                                    157,170         182,317
Owens-Illinois, Inc. (a)                                              40,180         734,490
PartnerRe Ltd. (b)                                                     3,400         212,670
Patterson Co., Inc. (a)                                               10,980         357,728
Pepsi Bottling Group, Inc.                                            15,400         494,340
Petco Animal Supplies, Inc. (a)                                       14,200         310,980
Petsmart, Inc.                                                        12,900         356,814
PF Chang's China Bistro, Inc. (a)                                      3,000         127,830
Philippine Long Distance Telephone ADR                                 5,100         202,725
Pier 1 Imports, Inc.                                                  24,500         295,715
Pilgrim's Pride Corp.                                                 17,500         457,275
Plains Exploration & Production Co. (a)                               11,600         427,692
Plantronics, Inc.                                                     14,000         525,000
PMC-Sierra, Inc. (a)                                                  60,000         745,800
Potash Corp. of Saskatchewan (b)                                       6,565         621,574
Power Integrations, Inc. (a)                                           9,080         192,224
Powerwave Technologies, Inc. (a)                                      30,000         334,500
Principal Financial Group, Inc.                                        4,070         208,832
Procter & Gamble Co.                                                   4,530         263,691
PSS World Medical, Inc. (a)                                           16,400         295,856
PT Indosat Tbk ADR                                                     7,400         224,960
Quanta Services, Inc. (a)                                             17,000         275,740
Quantum Corp. (a)                                                     60,300         206,226
Quebecor World, Inc. (b)                                               6,800          75,956
Quiksilver, Inc. (a)                                                  14,030         191,790
Quintana Maritime Ltd. (b)                                             1,007           8,056
RadioShack Corp.                                                      14,400         244,800
Redwood Trust, Inc.                                                   17,000         721,990
Research In Motion Ltd. (a)(b)                                         3,340         255,944
Rinker Group Ltd. ADR                                                    900          72,477

Rogers Communications, Inc. (b)                                        5,700    $    242,079
Ross Stores, Inc.                                                     16,400         502,496
Sappi Ltd. ADR                                                        10,000         140,400
Sara Lee Corp.                                                        40,050         715,694
Saxon Cap, Inc.                                                       18,000         207,540
Schering-Plough Corp.                                                 21,680         418,858
Scientific Games Corp. - Class A (a)                                  15,500         590,395
Sealed Air Corp.                                                       4,840         260,634
Sepracor, Inc. (a)                                                     8,300         370,512
Shire Pharmaceuticals Plc ADR                                          3,000         142,080
Sigmatel, Inc. (a)                                                    16,600         111,054
Silicon Laboratories, Inc. (a)                                         1,700          79,237
Siliconware Precision Industries Ltd. ADR                             25,000         175,000
Sinopec Shanghai Petrochemical ADR                                     1,200          69,600
SLM Corp.                                                              9,500         502,360
Smith & Nephew Plc ADR                                                 1,600          66,560
Southern Copper Corp.                                                 13,650       1,352,033
Sprint Corp.                                                          19,793         490,866
St. Jude Medical, Inc. (a)                                            13,000         513,240
Sun Microsystems, Inc. (a)                                            77,280         386,400
Symantec Corp. (a)                                                    16,670         273,055
Syneron Medical Ltd. (a)(b)                                              100           2,587
Syniverse Holdings, Inc. (a)                                          12,830         227,219
Synovus Financial Corp.                                               17,800         498,400
Take-Two Interactive Software, Inc. (a)                               16,730         285,246
Talisman Energy, Inc. (b)                                              1,300          73,424
TCF Financial Corp.                                                   31,480         845,553
Telecom Corp of New Zealand Ltd. ADR                                   5,200         151,840
Telecom Italia SPA ADR                                                 5,000         140,350
Telstra Corp Ltd. ADR                                                  9,700         148,701
Tempur-Pedic International, Inc. (a)                                  10,000         157,900
Teva Pharmaceutical Industries, Ltd. ADR                               6,000         243,000
The E.W. Scripps Company                                               9,600         442,368
The Estee Lauder Co., Inc.                                            12,600         467,712
The Gap, Inc.                                                         25,300         457,677
The Goodyear Tire & Rubber Co. (a)                                     5,000          70,000
The Macerich Co.                                                       1,900         139,118
The Mills Corp.                                                       40,700       1,298,737
The Reynolds & Reynolds Co.                                           16,200         481,788
The Sherwin-Williams Co.                                               9,700         494,118
Thomson ADR                                                            3,900          80,301
Thornburg Mortgage, Inc.                                               2,600          75,166
TJX Co., Inc.                                                         18,300         441,579
Toho Zinc Co., Ltd. (b)                                               26,800         256,079
Toll Brothers, Inc. (a)                                                1,000          32,150
Total System Services, Inc.                                           19,400         388,582
Transatlantic Holdings, Inc.                                           6,210         356,764
Treehouse Foods, Inc. (a)                                                100           2,620
Trend Micro, Inc. (b)                                                  4,900         189,777
Trustreet Properties, Inc.                                            57,000         820,800
TRW Automotive Holdings Corp. (a)                                      7,560         167,681
Urban Outfitters, Inc. (a)                                            20,800         482,560
Valassis Communications, Inc. (a)                                     26,170         765,996
Valeant Pharmaceuticals International                                 21,200         379,480
Valspar Corp.                                                          6,000         169,800

Ventas, Inc.                                                           2,100    $     68,607
VeriSign, Inc. (a)                                                    18,100         425,712
Videsh Sanchar Nigam Ltd. ADR                                          9,000         169,200
Vivendi Universal S.A. ADR                                             6,200         226,486
Weingarten Realty Investors                                            6,800         267,988
Whirlpool Corp.                                                        2,850         255,787
Willis Group Holdings Ltd. (b)                                        27,680         972,952
Xilinx, Inc.                                                          14,700         406,749
XL Capital Ltd. (b)                                                    1,100          72,479
XM Satellite Radio Holdings, Inc. - Class A (a)                       17,100         345,762
Yahoo Japan Corp. (b)                                                    306         178,443
Zebra Technologies Corp. (a)                                           9,800         388,962

TOTAL COMMON STOCK (PROCEEDS $102,620,070)                                      $102,596,945
                                                                                ------------
CORPORATE BONDS
Applied Extrusion, (Acquired 05/14/2004, Proceeds $1,057),               817    $        709
   12.000%, due 03/15/2012 (d)(e)
Kaiser Aluminum & Chemical, 12.750%, due 02/01/2003
   (Default effective 02/12/2002) (c)(d)                           1,157,000         115,700
                                                                                ------------
TOTAL CORPORATE BONDS (PROCEEDS $96,332)                                        $    116,409
                                                                                ------------
EXCHANGE TRADED FUNDS
iShares Emerging Market                                                6,130    $    646,409
iShares Lehman 20+ Year Treasury Bond Fund                             4,255         358,101
iShares Mexico Index Fund                                             20,800         842,400
iShares Russell 2000 Index Fund                                       10,000         762,000
iShares S&P 500 Index Fund                                             4,182         550,351
iShares South Korea Index Fund                                         7,000         347,200
Semiconductor Holders Trust                                              100           3,760
SPDR Trust Series 1                                                    9,000       1,183,230
                                                                                ------------
TOTAL EXCHANGE TRADED FUNDS (PROCEEDS $4,432,090)                               $  4,693,451
                                                                                ------------
REVERSE REPURCHASE AGREEMENTS
Io Collateral, 4.930%, dated 04/12/2006,                           2,977,000    $  2,977,000
   due 05/11/2006, purchase price $2,988,823
Treasury Collateral, 4.700%, dated 04/24/2006,
   due 12/31/2050, purchase price $3,049,524                         974,000         974,000
                                                                                ------------
TOTAL REVERSE REPURCHASE AGREEMENTS (PROCEEDS $3,951,000)                       $  3,951,000
                                                                                ------------
FOREIGN CURRENCY CONTRACTS
Australian Dollars                                                   765,431    $    579,860
British Pounds                                                       157,176         286,618
Canadian Dollars                                                   1,556,288       1,390,746
Danish Krone                                                          23,026           3,894
European Monetary Unit                                               963,052       1,214,611
Hong Kong Dollars                                                  2,730,470         351,615
Japanese Yen                                                      63,353,111         556,375
Mexican Peso                                                      27,100,907       2,448,693
Norwegian Kroner                                                   2,714,085         440,194
Singapore Dollars                                                    155,941          98,640
South Korean Won                                               1,254,016,968       1,329,534

Swiss Francs                                                         843,648    $    680,004
Thailand Baht                                                      7,974,823         210,580
                                                                                ------------
TOTAL FOREIGN CURRENCY CONTRACTS (PROCEEDS $9,328,101)                          $  9,591,364
                                                                                ------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $120,427,593)                             $120,949,169
                                                                                ============

ADR  American Depository Receipt

(a)  Non-income Producing

(b)  Foreign Issued Securities

(c)  Defaulted

(d) Callable only if stock price equals predetermined price. As of April 30, 2006, bond is not callable.

(e)  Restricted

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND
Schedule of Options Written - April 30, 2006 (Unaudited)

OPTIONS                                                CONTRACTS    VALUE
-------                                                ---------   -------
CALL OPTIONS
0EM7
   Expiration: June 2006, Exercise Price: $95.50           76      $   475
0EM7
   Expiration: June 2006, Exercise Price: $95.75           76          475
2EZ8
   Expiration: December 2006, Exercise Price: $95.00       35       11,156
Dade Behring Holdings, Inc.
   Expiration: May 2006, Exercise Price: $40.00            50         2500
                                                                   -------
TOTAL CALL OPTIONS (PREMIUMS RECEIVED $73,865)                     $14,606
                                                                   -------
PUT OPTIONS
USM6
   Expiration: May 2006, Exercise Price: $109.00            8      $18,375
                                                                   -------
TOTAL PUT OPTIONS (PREMIUMS RECEIVED $8,974)                       $18,375
                                                                   -------
TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $82,839)                  $32,981
                                                                   =======

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND
Schedule of Futures Contracts - April 30, 2006 (Unaudited)

                                                                                  UNREALIZED
FUTURES CONTRACTS PURCHASED                                        CONTRACTS    (DEPRECIATION)
---------------------------------------------------------------   -----------   --------------
Eurodollar 90 Day Futures Contract, Expiring June 2006
   (Underlying Face Amount at Market Value $5,214,550)                     22     $ (31,159)
Eurodollar 90 Day Futures Contract, Expiring September 2006
   (Underlying Face Amount at Market Value $5,211,800)                     22       (33,159)
Eurodollar 90 Day Futures Contract, Expiring December 2006
   (Underlying Face Amount at Market Value $5,211,525)                     22       (33,647)
Eurodollar 90 Day Futures Contract, Expiring March 2007
   (Underlying Face Amount at Market Value $5,213,450)                     22       (33,022)
Eurodollar 90 Day Futures Contract, Expiring June 2007
   (Underlying Face Amount at Market Value $5,925,625)                     25       (38,206)
Eurodollar 90 Day Futures Contract, Expiring September 2007
   (Underlying Face Amount at Market Value $5,925,938)                     25       (37,031)
Eurodollar 90 Day Futures Contract, Expiring December 2007
   (Underlying Face Amount at Market Value $5,925,313)                     25       (35,894)
Eurodollar 90 Day Futures Contract, Expiring March 2008
   (Underlying Face Amount at Market Value $5,924,375)                     25       (36,069)
Eurodollar 90 Day Futures Contract, Expiring June 2008
   (Underlying Face Amount at Market Value $5,922,500)                     25       (36,406)
Eurodollar 90 Day Futures Contract, Expiring September 2008
   (Underlying Face Amount at Market Value $5,920,625)                     25       (36,456)
Eurodollar 90 Day Futures Contract, Expiring December 2008
   (Underlying Face Amount at Market Value $5,917,500)                     25       (36,944)
Eurodollar 90 Day Futures Contract, Expiring March 2009
   (Underlying Face Amount at Market Value $5,915,938)                     25       (37,381)
Eurodollar 90 Day Futures Contract, Expiring June 2009
   (Underlying Face Amount at Market Value $3,548,250)                     15       (17,799)
Eurodollar 90 Day Futures Contract, Expiring September 2009
   (Underlying Face Amount at Market Value $2,364,500)                     10       (11,133)
Eurodollar 90 Day Futures Contract, Expiring December 2010
   (Underlying Face Amount at Market Value $944,000)                       4         (5,663)
U.S. Treasury Bond Futures Contract, Expiring June 2006
   (Underlying Face Amount at Market Value $4,060,063)                     38      (213,858)
U.S. Treasury 10-Year Note Futures Contract, Expiring June 2006
   (Underlying Face Amount at Market Value $10,135,500)                    96      (213,530)
                                                                                  ---------
TOTAL FUTURE CONTRACTS PURCHASED                                                  $(887,357)
                                                                                  ---------

                                                                                  UNREALIZED
SHORT FUTURES CONTRACTS                                            CONTRACTS     APPRECIATION
---------------------------------------------------------------   -----------   --------------
Eurodollar 90 Day Futures Contract, Expiring December 2009
   (Underlying Face Amount at Market Value $1,181,688)                      5     $   1,984
Eurodollar 90 Day Futures Contract, Expiring March 2010
   (Underlying Face Amount at Market Value $1,181,375)                      5         2,109
U.S. Treasury 2-Year Note Futures Contract, Expiring June 2006
   (Underlying Face Amount at Market Value $27,096,673)                   133        70,224
U.S. Treasury 5-Year Note Futures Contract, Expiring June 2006
   (Underlying Face Amount at Market Value $1,249,875)                     12         1,852
                                                                                  ---------
TOTAL SHORT FUTURE CONTRACTS                                                      $  76,169
                                                                                  ---------
TOTAL FUTURE CONTRACTS                                                            $(811,188)
                                                                                  =========

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND
Schedule of Swap Contracts - April 30, 2006 (Unaudited)

                                                                   SHARES OR      UNREALIZED
                                                                    NOTIONAL     APPRECIATION/
                                                                     AMOUNT     (DEPRECIATION)
                                                                  -----------   --------------
Argen Equity Swap
   (Underlying Face Amount at Market Value $1,069,743)              1,000,000     $  69,743
Bear Stearns Equity Swap
   (Underlying Face Amount at Market Value $13,256,904)            13,000,000       138,341
Bear Stearns Default Swap
   (Underlying Face Amount at Market Value $11,574,660)           (11,500,000)      (94,660)
CDX Credit Default Swap
   (Underlying Face Amount at Market Value $1,035,000)             (1,000,000)      (45,000)
CMBS Index Basis Swap
   (Underlying Face Amount at Market Value $4,016,336)              4,000,000        16,336
Daimler Chrysler Credit Default Swap
   (Underlying Face Amount at Market Value $2,083,191)             (2,000,000)      (83,191)
Lehman Equity Swap
   (Underlying Face Amount at Market Value $1,002,216)              1,000,000         2,439
Dow Jones Credit Default Swap
   (Underlying Face Amount at Market Value $15,534,000)            14,400,000       927,000
Ford Motor Credit Company Credit Default Swap
   (Underlying Face Amount at Market Value $965,070)                1,000,000       (34,930)
Goldman Equity Swap
   (Underlying Face Amount at Market Value $21,084,939)            21,000,000        86,260
Goldman Credit Default Swap
   (Underlying Face Amount at Market Value $50,767,973)           (50,500,000)     (458,275)
Louisana Pacific Corp. Credit Default Swap
   (Underlying Face Amount at Market Value $1,022,561)             (1,000,000)      (22,561)
Nordstrom, Inc. Credit Default Swap
   (Underlying Face Amount at Market Value $1,016,369)             (1,000,000)      (16,369)
Philip Credit Default Swap
   (Underlying Face Amount at Market Value $1,036,421)             (1,000,000)      (36,421)
                                                                                  ---------
TOTAL SWAP CONTRACTS                                                              $ 448,712
                                                                                  =========

The cost basis of investments for federal income tax purposes at April 30, 2006 was as follows*:

Cost of investments             $221,761,962
                                ------------
Gross unrealized appreciation     37,433,076
Gross unrealized depreciation    (12,558,132)
                                ------------
Net unrealized appreciation     $ 24,874,944
                                ============

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIP Alternative Strategies funds


By (Signature and Title) /s/ Lee Schultheis
                         -------------------------------------------------------
                         Lee Schultheis, President

Date 6/28/06

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lee Schultheis
                          ------------------------------------------------------
                          Lee Schultheis, President

Date 6/28/06


By (Signature and Title)* /s/ Stephen G. Bondi
                          ------------------------------------------------------
                          Stephen G. Bondi, Treasurer

Date 6/27/06

* Print the name and title of each signing officer under his or her signature.


                                                                               4